                                                    Registration No. 333-86067
                                                            File No. 811-09561

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 |X|

    Pre-Effective Amendment No.                                         |_|


    Post-Effective Amendment No. 9                                      |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         |X|


    Amendment No. 11                                                    |X|


                       CENTURY CAPITAL MANAGEMENT TRUST
              (Exact Name of Registrant as Specified in Charter)

                      C/O CENTURY CAPITAL MANAGEMENT, INC.
                 ONE LIBERTY SQUARE, BOSTON, MASSACHUSETTS 02109
               (Address of Principal Executive Offices) (Zip Code)

                                 (617) 482-3060
              (Registrant's Telephone Number, including Area Code)


                                  STEVEN ALFANO
                        CENTURY CAPITAL MANAGEMENT, INC.
                 ONE LIBERTY SQUARE, BOSTON, MASSACHUSETTS 02109
                     (Name and Address of Agent for Service)


                               with copies to:


                            MATTHEW C. DALLETT, ESQ.
                               PALMER & DODGE LLP
             111 HUNTINGTON AVENUE, BOSTON, MASSACHUSETTS 02199-7613


                         JOSEPH B. KITTREDGE, JR., ESQ.
                                  ROPES & GRAY
             ONE INTERNATIONAL PLACE, BOSTON, MASSACHUSETTS 02110

Approximate Date of Proposed Public Offering

       As soon as practicable after effective date of registration statement


It is proposed that this filing will become effective (check appropriate box)


     | | immediately upon filing pursuant to paragraph (b) |X| on February 28, 2003 pursuant to paragraph (b)
     |_| 60 days after filing pursuant to paragraph (a)(1) |_| on (date) pursuant to paragraph (a)(1)
     |_| 75 days after filing pursuant to paragraph (a)(2) |_| on (date) pursuant to paragraph (a)(2) of rule 485.


     If appropriate, check the following box:

     |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[logo]  CENTURY

                          CENTURY FUND PROSPECTUSES

                             CENTURY SHARES TRUST


                        CENTURY SMALL CAP SELECT FUND

                               February 28, 2003

[logo]  CENTURY


                              CENTURY SHARES TRUST

                         Prospectus - February 28, 2003

[Century Logo]


                             CENTURY SHARES TRUST
                               February 28, 2003


The investment objective of Century Shares Trust (the "Trust") is long-term growth of principal and income. The Trust seeks to achieve this objective by focusing (i.e., allocating at least 25% of the Trust's assets) its investments in the financial services and business services sectors. The Trust is a series of Century Capital Management Trust (the "Master Trust").

                        INFORMATION IN THIS PROSPECTUS
                                                                            PAGE


Important Information About the Trust ...................................     2
    Investment Objective ................................................     2
    Principal Investment Strategies .....................................     2
    Principal Investment Risks ..........................................     2

Trust Performance .......................................................     2

Trust Fees and Expenses .................................................     3

Investment Strategies and Related Risks .................................     4
    Strategies to Meet the Trust's Goals ................................     4
    Risks of Investing in Financial Services Companies ..................     4

Management of the Trust .................................................     4

Shareholder Information .................................................     5
    Pricing of Trust Shares .............................................     5
    Purchasing Shares ...................................................     5
    Redeeming Shares ....................................................     6
    Shareholder Account .................................................     8
    Dividends and Distributions .........................................     9
    Tax Consequences ....................................................     9

Financial Highlights ....................................................    10

How to Obtain More Information ..........................................    11


    THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS, NOR HAS ANY STATE SECURITIES COMMISSION DONE SO. ANY CONTRARY REPRESENTATION IS A CRIMINAL OFFENSE.

                              CENTURY SHARES TRUST

                    IMPORTANT INFORMATION ABOUT THE TRUST

INVESTMENT OBJECTIVE

The Trust's goal is long-term growth of principal and income.

PRINCIPAL INVESTMENT STRATEGIES

The Trust focuses its investments (i.e., allocates at least 25% of its assets in) in equity securities issued by companies in the financial services and related business services industries. The Trust also invests in many other industries which meet its investment criteria.


The Trust's investment adviser, Century Capital Management, Inc. (the "Adviser"), purchases securities primarily for investment, rather than with a view to trading profits, which generally results in a low turnover ratio. The Adviser seeks to keep the Trust invested in companies with good long-term results and attractive valuations compared to the markets generally.

PRINCIPAL INVESTMENT RISKS

You take on investment risk when you purchase shares of the Trust. The market prices of shares in which the Trust invests fluctuate with changes in the financial condition of the companies and with changing investor perceptions. General economic and political factors also affect market prices. The share price of the Trust may change daily, and when shares are sold they may be worth more or less than their original cost. As a result, you risk losing money by investing in the Trust.

Because the Trust focuses its investments in stocks issued by financial services and related companies, you are subject to risks particularly affecting those industries. These risks include the effect of changes in interest rates and government regulations or (for insurance companies) of claims activity due, for example, to natural disasters or changing demographic factors. These and other factors are described in more detail in "Investment Strategies and Related Risks" below.

An investment in the Trust is not a deposit of any bank through which Trust shares are purchased and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              TRUST PERFORMANCE

The Trust's annual returns for each of the last ten calendar years were as follows*:


                1993                (0.36)%
                1994                (3.90)%
                1995                 35.23%
                1996                 17.16%
                1997                 50.13%
                1998                  7.00%
                1999               (12.38)%
                2000                 37.44%
                2001                (2.52)%
                2002               (12.57)%

[The following language is included as a footnote in the bar chart: *The Trust's year-to-date return through the end of its most recent fiscal quarter was -3.76% as of January 31, 2003.]

During these 10 years, the Trust's highest return for any quarter was 26.94% (Q3 2000) and the lowest return was -19.82% (Q3 1999).

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2002)

                                          1 YEAR       5 YEARS         10 YEARS
Century Shares Trust:
  Return Before Taxes                    (12.57)%        1.89%           9.60%
  Return After Taxes on Distributions    (14.40)%       (0.17)%          7.62%
  Return After Taxes on Distributions
    and Sale of Trust Shares              (6.11)%        1.40%           7.61%
S&P 500 Index (reflects no deduction
  for fees, expenses or taxes)           (22.10)%       (0.59)%          9.34%


The returns shown in the chart and table above include reinvestment of all dividends and capital gains distributions and reflect Trust expenses. This information provides some indication of the risks of investing in the Trust by showing changes in the Trust's performance from year to year and by showing how the Trust's average annual returns have compared with those of Standard & Poor's 500 Stock Index, a broad measure of market performance. (Of course, the S&P 500 does not incur expenses as the Trust does.)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Trust Shares may exceed Return Before Taxes due to a tax benefit of realizing a capital loss upon the sale of Trust shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement such as 401(k) plans or individual retirement accounts.

A discussion of Trust performance is included in the Trust's annual report. The Trust provides a copy of the annual report to shareholders and, upon request and without charge, to each person to whom this Prospectus is delivered. As with any mutual fund, past performance of the Trust, before and after taxes, is not necessarily an indication of future performance.

                           TRUST FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Trust.

SHAREHOLDER FEES

(fees paid directly from your investment):

o    Maximum Sales Charge (Load) Imposed on Purchases                       NONE

o    Maximum Deferred Sales Charge (Load)                                   NONE

o    Maximum Sales Charge (Load) Imposed on Reinvested Dividends or other
     Distributions                                                          NONE

o    Redemption Fee on shares held less than 180 days (as a % of amount
     redeemed)*                                                            1.00%

o    Exchange Fee                                                           NONE

*The Trust will deduct a short-term trading fee in the specified percentage from the redemption proceeds if you sell your shares after holding them less than 180 days. This fee is paid to the Trust (for the shareholders' benefit) rather than the Adviser or any broker, and is designed to offset the brokerage commissions and other costs associated with redemptions. If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Trust assets):


o    Management Fees**                                                     0.95%

o    Distribution and Service (12b-1) Fees                                 NONE

o    Other Expenses                                                        0.24%
                                                                           -----
o    Total Annual Fund Operating Expenses                                  1.19%

** Includes contractual fees of 0.15% of the Trust's assets paid pursuant to an administration agreement.


EXAMPLE

This EXAMPLE is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


       1 YEAR             3 YEARS          5 YEARS         10 YEARS
        ----               -----            -----            -----
        $121               $378             $654            $1,443


                          INVESTMENT STRATEGIES AND
                                RELATED RISKS

STRATEGIES TO MEET THE TRUST'S GOALS

The Trust's investment objective is long-term growth of principal and income. The Trust focuses its investments (i.e., allocates at least 25% of its assets in) in equity securities issued by companies in the financial services and related business services industries. The Trust also invests in many other industries which meet its investment criteria.

The Trust invests in major financial services companies in order to participate in the basic growth of those industries. It also invests in many other smaller companies, including asset managers, brokers and service providers to the insurance and banking industries, that the Adviser believes will offer superior prospects, seeking with this portfolio mix to produce above-average results over the longer term.

The Adviser focuses on factors such as the following:

o The long-term results of a company are important. A key measure is the ability to grow return on equity (ROE) over an extended period. In recent years the Adviser has used a target measure of 15% per year compounded over rolling three- and/or five-year periods.

o    The Adviser seeks out companies with superior management.

o A company's ability to increase earnings and to raise dividends regularly is valued.

o As a general rule, the Adviser attempts to buy shares of companies when their prices are temporarily out of favor or their valuation is lower than that of securities generally.

The Adviser usually purchases securities for the Trust primarily for investment, rather than with a view to trading profits. Accordingly, the Trust expects to have a relatively low rate of portfolio turnover and associated trading costs, which should result in a lower current tax burden for shareholders compared to investing in a fund with higher turnover.

RISKS OF INVESTING IN FINANCIAL SERVICES COMPANIES

In addition to the general market, economic, and political risks of investing in stocks, some of which are described in "Principal Investment Risks" above, the Trust's principal investment strategies expose investors to the particular risks of investing in financial services industries. Various factors directly affect value. These include:

o    competitive forces

o    pricing of products and services

o    general economic conditions

o    claims activity

o    changes in interest rates

o    governmental regulation

o    exposure to credit risk

o    exposure to property casualty risks

o changing mortality and morbidity rates that affect life and health insurer profits

o the lowering of historical regulatory barriers between insurance banking and brokerage companies, which presents challenges to management of these companies that may adversely affect their performance.

                           MANAGEMENT OF THE TRUST

Century Capital Management, Inc. is the Trust's investment adviser. The Adviser's address is One Liberty Square, Boston, Massachusetts 02109. The Adviser, which is owned by its officers and certain related persons, was organized in April 1992, and became the investment adviser to the Trust's predecessor on July 1, 1994. In July 2001, the Trust was reorganized as a series of the Master Trust, and in connection with this reorganization, the Trust's shareholders approved a new investment advisory contract between the Trust and the Adviser. The Adviser also is the investment adviser to Century Small Cap Select Fund, another series of the Master Trust, as well as limited partnerships whose investors are primarily institutions.


The Adviser has discretionary authority to invest the Trust's assets. The Trust's investments are managed by an investment committee of individuals who are officers of the Adviser. The Trust pays the Adviser a fee, monthly in arrears, based on a percentage of the Trust's net asset value. The Trust pays the Adviser a monthly fee equal on an annualized basis to 0.8% of the first $500 million and 0.7% of the amounts exceeding $500 million of the Trust's net asset value. The Trust also pays the Adviser a monthly fee equal on an annualized basis to 0.15% of the Trust's net asset value under the separate administration agreement described below. For the ten-month period ended October 31, 2002, the aggregate fees paid to the Adviser were 0.95% (annualized) of average net assets.


Under a separate administration agreement with the Trust, the Adviser also performs (or arranges for the performance of) certain management and administrative services necessary for the Trust's operation. Such services include providing office space, equipment and facilities, supervising relations with service providers (such as the Trust's custodian, transfer agent, accountants and attorneys), preparing shareholder communications, conducting shareholder relations, maintaining the Trust's existence and records, and maintaining the Trust's registration and qualification for sale of its shares.

                           SHAREHOLDER INFORMATION

PRICING OF TRUST SHARES

The price of Trust shares is based on the Trust's daily net asset value. Net asset value is the market value of the Trust's investments plus cash, receivables and any other Trust assets, less liabilities. (Market value is the closing (last sale) price on the principal exchange for securities listed on national exchanges and the bid price for unlisted securities.) The Trust's net asset value divided by the number of shares outstanding is the net asset value per share.

The net asset value per share is computed by the Trust's custodian bank, State Street Bank and Trust Company, as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., New York City time) each day that the Exchange is open for trading. The New York Stock Exchange is closed on national holidays (except Columbus Day and Veterans' Day) and Good Friday. Net asset value would be computed on other days if there were a sufficient degree of trading in the Trust's portfolio securities that current net asset value might be materially affected. The price at which you purchase or redeem Trust shares is the net asset value per share as next determined after you place your order.

PURCHASING SHARES

You may purchase shares of the Trust by check or wire transfer. If you are already a shareholder, you may purchase additional shares by telephone. The Trust is a "no-load" fund, so you pay no sales commissions on a purchase directly from the Trust. The minimum initial investment is $1,000; the minimum investment for subsequent purchases is $50.

DELIVERY INSTRUCTIONS. To make an initial investment, you must complete and sign the Application to purchase shares and deliver it with your payment as follows:


REGULAR MAIL                                 OVERNIGHT MAIL OR HAND DELIVERY
------------                                 -------------------------------
Century Funds                                Century Funds
PO Box 446                                   2 Portland Square
Portland, ME 04112                           Portland, ME 04101


Your purchase request will be completed and your shares will be purchased at the net asset value per share next computed after the Trust receives your Application and investment in proper form.

PURCHASES BY CHECK. You should make your check payable to Century Shares Trust for the requested purchase amount. The Trust will not accept cash, third party checks, or checks drawn on banks located outside of the United States. If your purchase order for shares is cancelled because your check does not clear, you will be responsible for any loss incurred by the Trust; existing shareholders may have shares redeemed from their account to reimburse any loss.

WIRE AND ELECTRONIC TRANSFERS. You may purchase shares by having your bank send a wire transfer to the Trust's custodian bank. Your bank may charge you a fee for a wire transfer. If you wish to send a wire transfer, notify us before the funds are wired by telephone: 800-303-1928. Use the following wire transfer instructions:


    Deutsche Bank Trust Company Americas
    New York, NY
    ABA: 021001033
    For credit to:
    Forum Shareholder Services, LLC
    A/C: 014-65-547
    Re: Century Shares Trust
    [Insert Shareholder Name and Account Number]


You may purchase additional shares of the Trust by having your bank account automatically drafted on a periodic basis. For more information and to receive the documentation required for this program, call the Trust.

TELEPHONE PURCHASES. If you currently have an active account, you may make subsequent investments by telephone in accordance with policies established by the Trust. You can call us at 800-303-1928 to inquire about a telephone purchase or to place your order. The purchase price will be the net asset value per share next computed after receiving your order. Payment for shares purchased by telephone must be received within seven days or the order is subject to cancellation. At its discretion, the Trust may accept telephone orders from non-shareholders or securities dealers.

TRANSACTIONS THROUGH INTERMEDIARIES. You may purchase or redeem shares of the Trust through intermediaries such as certain broker-dealers, "fund supermarkets," banks, investment professionals, retirement accounts or other vehicles. An intermediary may charge you a fee for its service, and it may have procedures for purchasing and redeeming shares and account features differing from those that would apply if you deal directly with the Trust.

An intermediary may be a designated agent of the Trust. If so, orders it accepts at any time until the daily computation of the Trust's net asset value per share would receive that price. The agent will segregate orders received on a business day after the daily computation time and transmit those orders to the Trust separately for execution at the net asset value next computed after that business day.

GENERAL POLICIES. The Trust reserves the right to reject any order to purchase shares. In particular, the Trust may reject orders from investors whose trading practices are not considered to be consistent with the long-term investment objectives of the Trust. If your order to purchase shares is accepted and processed, you may not cancel or revoke the purchase, but you may redeem the shares purchased.

REDEEMING SHARES

You may redeem shares of the Trust by sending a written request for redemption to the Trust. The request should be delivered as follows:


REGULAR MAIL                                 OVERNIGHT MAIL OR HAND DELIVERY
------------                                 -------------------------------
Century Funds                                Century Funds
PO Box 446                                   2 Portland Square
Portland, ME 04112                           Portland, ME 04101


In your written request, you must (1) indicate the number of shares or dollar amount to be redeemed, (2) provide your shareholder account number, and (3) have each record owner sign the request exactly as the shares are registered (e.g., a trustee or custodian must sign as such). The Trust does not permit redemption by telephone (except in limited circumstances as described below), fax, or email. You also may redeem shares through intermediaries as described above in "Purchasing Trust Shares."

Redemption orders are processed at the net asset value per share next computed after the Trust receives your completed and executed order. The price you receive in a redemption may be more or less than the price you paid when you purchased your shares and may result in a taxable capital gain or loss.

REQUIRED DOCUMENTATION. Certain redemption requests must include a signature guarantee, which is an established commercial practice designed to protect you and the Trust from fraud. You must include a signature guarantee if: (1) you wish to sell more than $10,000 worth of shares, (2) you wish to have the redemption proceeds sent to an address different than that registered in your account, (3) you have changed your registered address within the last 60 days, or (4) you wish to have the redemption proceeds made payable to a person who is not the registered account owner. The signature guarantee must apply to the signature of each record owner on your account. You may obtain a signature guarantee from a participant in the Medallion signature guarantee program, such as a bank, credit union, or securities broker-dealer. A notary public cannot provide a signature guarantee.

Shares owned by corporations, trusts, partnerships, estates or other entities are subject to special rules regarding documentation required for redemption. These shareholders should call the Trust at 800-303-1928 to obtain specific instructions for their situation.

PAYMENT FOR REDEEMED SHARES. Your redemption will normally be paid by check sent to you not later than seven days from the effective redemption date.

If you redeem shares within 180 days of purchase, the Trust will deduct a redemption fee from the proceeds payable to you. The redemption fee is 1.00% of the net asset value of the shares redeemed. This fee is retained by the Trust for the shareholders' benefit (and does not accrue to the Adviser) in order to offset the brokerage commissions and other costs associated with redemptions. In determining whether a redemption fee is payable when shares are redeemed, unless you instruct the Trust otherwise in writing, the Trust will first redeem shares that are not subject to the fee and then will redeem other shares in the order in which you purchased them. The redemption fee does not apply to:

o shares redeemed for the sole purpose of using the redemption proceeds to purchase shares of Century Small Cap Select Fund (CSCSF), another series of the Master Trust, also managed by the Adviser;

o shares acquired as a result of reinvesting dividends or other distributions of the Trust;

o    shares held in an account of certain qualified retirement plans; or

o    shares held in an account of certain broker wrap fee accounts.

The Trust may waive the fee in any case in its sole discretion.

The Trust is permitted to deliver assets in kind (in whole or in part) instead of cash for large redemptions. This election might apply if, over any 90-day period, any one shareholder redeemed shares for an amount in excess of $250,000 or 1% of the total net asset value of the Trust, whichever is less. A shareholder receiving a redemption in kind may incur brokerage costs in converting securities received into cash. In addition, for any period between redemption and subsequent sale or conversion of an in-kind redemption, the securities received will be subject to general market risk.

POSSIBLE REDEMPTION DELAYS. If you have recently purchased shares by check and you wish to redeem those shares, the Trust may delay payment of the redemption proceeds to you until the check has cleared, which may take up to 15 calendar days from the purchase date.

As with all mutual funds, the Trust may suspend redemptions and defer payment when the New York Stock Exchange is closed (other than weekends or holidays) or trading on that Exchange is restricted, as permitted by the Securities and Exchange Commission, or during any emergency making it impractical for the Trust to dispose of its securities or value its assets.

EXCHANGE PRIVILEGE. You are permitted to redeem shares by telephone for the sole purpose of using the redemption proceeds to purchase shares of CSCSF. Your redemption price for shares of the Trust and purchase price for shares of CSCSF will be the net asset value per share for each fund next computed after we receive your request; you will not be charged any additional fees for these transactions. You may incur taxable gain or loss on the redemption of Trust shares. The Trust and its transfer agent will use reasonable procedures to confirm the identity of shareholders and the authenticity of exchange instructions, including requiring personal identification, but will not be liable for following instructions communicated by telephone that are reasonably believed to be genuine. This privilege is automatically available to you without any further action on your part; however, the following procedures and restrictions apply:

o all shares of CSCSF purchased with redemption proceeds must be registered in the same name, address, and taxpayer identification number as the shares of the Trust being redeemed;

o you should read CSCSF's current prospectus before purchasing CSCSF shares with redemption proceeds;

o you may purchase CSCSF shares only if you reside in a state where shares are authorized for purchase;

o if you have recently purchased Trust shares, your purchase of CSCSF shares will be effected only after your purchase check has cleared (which may take up to 15 days from purchase);

o income dividends and capital gains distributions for your new CSCSF shares will be treated in the same manner as they have been treated for your Trust shares, unless you change your choice in writing; and

o this exchange privilege is subject to the Trust's right to suspend redemptions as described above.

The Trust may modify or terminate this privilege at any time without prior notice.

If you wish to utilize this exchange privilege, please telephone shareholder services at 1-800-303-1928. If you are unable to reach us by telephone, please contact the Trust by writing to the addresses provided in this Prospectus.

SHAREHOLDER ACCOUNT

The Trust bears the cost to maintain your shareholder account. However, the Trust may charge you a fee to cover its additional costs if you request a duplicate confirmation statement of a transaction or a historical transcript of your account. The Trust reserves the right on 60 days' prior written notice to impose charges to cover other administrative costs.

Because small accounts result in relatively higher administration costs, the Trust reserves the right to redeem shares in any account the value of which falls below $500 following any redemption by you. The Trust will notify you before doing so in order to allow you to increase your account balance above the minimum level.

You should communicate changes of address or other account information to the Trust at:


REGULAR MAIL                                 OVERNIGHT MAIL OR HAND DELIVERY
------------                                 -------------------------------
Century Funds                                Century Funds
PO Box 446                                   2 Portland Square
Portland, ME 04112                           Portland, ME 04101


DIVIDENDS AND DISTRIBUTIONS

The Trust distributes to shareholders its net investment income in the form of income dividends. Net investment income represents the dividends, interest and other income earned from its investments, less its expenses. The Trust normally makes income dividend payments in June and December.

The Trust also distributes to shareholders its net realized capital gains in the form of capital gain distributions. These distributions represent capital gains realized by the Trust on its investments, less any capital losses. The capital gain distribution is normally made in December.

The Trust will reinvest your income dividends and capital gain distributions in additional shares of the Trust unless you choose one of the following options:

o Income Option -- you will receive income dividends in cash and have capital gain distributions reinvested; or

o Cash Option -- you will receive both income dividends and capital gain distributions in cash.

You should indicate your choice in the Application you complete with your initial share purchase. You may change your choice at any time by writing the Trust.

TAX CONSEQUENCES

If your shares are not held in a tax-advantaged retirement account, you should be aware of the following federal tax implications.

Income dividends and capital gains distributions are generally subject to federal income tax, and may also be subject to state or local taxes. Capital gain distributions may be taxable at different rates, depending on the length of time the Trust holds its assets. At the present time, for federal tax purposes both income dividends and short-term capital gains distributions are taxable to you as ordinary income. Long-term capital gain distributions are generally taxable to you as long-term capital gains regardless of the length of time you have owned Trust shares. Any taxable distributions you receive will generally be taxable whether you receive them in cash or reinvest them in shares of the Trust.

o If you purchase shares of the Trust shortly before a distribution, you will be "buying a dividend" and you will effectively receive back a portion of your investment in the form of a taxable income dividend or capital gains distribution.

When you redeem shares, including for purposes of purchasing shares in CSCSF, you may realize a taxable capital gain or loss for federal income tax purposes. You will realize a taxable capital gain if the price you receive on redemption is greater than the cost of the shares that you redeem.

This is only a summary of certain federal income tax consequences. You should consult your tax advisor about state and other taxes, as well as your particular tax situation.

                                                       FINANCIAL HIGHLIGHTS

The financial highlights table relates to the Trust and its predecessor and is intended to help you understand the Trust's financial performance for the past 5 years. Certain information reflects financial results for a single Trust share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Trust's financial statements, is included in the Trust's annual report, which is available upon request.


                                               Period
                                               Ended                               YEAR ENDED DECEMBER 31,
                                            October 31,     ------------------------------------------------------------------------
                                              2002(a)         2001            2000            1999            1998            1997
                                              ------         ------          ------          ------          ------          ------
Net Asset Value, beginning of period          $38.12         $42.97          $34.32          $44.66          $44.66          $31.30
                                              ------         ------          ------          ------          ------          ------
Income (loss) from investment operations:
  Net investment income                         0.08           0.17            0.39            0.42            0.41            0.39
  Net realized and unrealized gain/(loss)
    on investments                             (4.20)         (1.26)          12.39           (6.05)           2.71           15.25
                                              ------         ------          ------          ------          ------          ------
      Total income/(loss) from investment
        operations                             (4.12)         (1.09)          12.78           (5.63)           3.12           15.64
                                              ------         ------          ------          ------          ------          ------
Less Distributions From:
  Net investment income                        (0.05)         (0.17)          (0.38)          (0.40)          (0.40)          (0.38)
  In excess of net investment income            --             --              --             (0.01)           --              --
  Net realized gain on investment
    transactions                                --            (3.60)          (3.75)          (4.30)          (2.72)          (1.90)
                                              ------         ------          ------          ------          ------          ------
      Total distributions                      (0.05)         (3.77)          (4.13)          (4.71)          (3.12)          (2.28)
                                              ------         ------          ------          ------          ------          ------
Redemption fees                                 --             0.01            --              --              --              --
                                              ------         ------          ------          ------          ------          ------
Net Asset Value, end of period                $33.95         $38.12          $42.97          $34.32          $44.66          $44.66
                                              ======         ======          ======          ======          ======          ======
Total Return                                  (10.82)%**      (2.52)%         37.44%         (12.38)%          7.00%          50.13%
Ratios/Supplemental Data:
  Net assets, end of period (000 omitted)    $291,311       $345,849        $417,598        $309,644        $415,129        $414,576
  Ratio of expenses to average net assets       1.19%*         1.05%           0.83%           0.82%           0.78%           0.82%
  Ratio of net investment income to
    average net assets                          0.26%*         0.41%           1.05%           1.00%           0.88%           1.04%
Portfolio Turnover Rate                           22%            17%             17%             11%              6%              6%


(a) For the period from January 1, 2002 to October 31, 2002. Effective September 5, 2002, the Trust changed its fiscal year end from December 31 to October 31.
  * Annualized.
 ** Not annualized.

                              CENTURY SHARES TRUST

HOW TO OBTAIN MORE INFORMATION


A Statement of Additional Information ("SAI") for the Trust dated February 28, 2003, includes additional information about the Trust. The SAI is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus). Information about the Trust's investments is also available in its annual and semi-annual reports to shareholders. The Trust's most recent annual report provides a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.


The SAI and the Trust's annual and semi-annual reports and other information are available, without charge, upon request to the Trust. Investors may contact the Trust by calling 1-800-321-1928 or by writing to:

                             Century Shares Trust
                              One Liberty Square
                         Boston, Massachusetts 02109

Information about the Trust (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Trust are available on the Commission's Internet site at http:// www.sec.gov; copies of this information may be obtained, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

                            Investment Company Act
                            File Number 811-09561

[logo]  CENTURY

                        CENTURY SMALL CAP SELECT FUND


                         Prospectus - February 28, 2003

[logo]  CENTURY

                        CENTURY SMALL CAP SELECT FUND


                         Prospectus - February 28, 2003


The investment objective of Century Small Cap Select Fund is long-term capital growth. The Fund seeks to achieve this objective by investing primarily in a diversified portfolio of equity securities of smaller companies that exhibit attractive growth and valuation characteristics. The Fund is a series of Century Capital Management Trust (the "Master Trust").


                        INFORMATION IN THIS PROSPECTUS
                                                                         PAGE
Important Information About the Fund ...................................    2
    Investment Objective ...............................................    2
    Principal Investment Strategies ....................................    2
    Principal Investment Risks .........................................    3

Fund Performance .......................................................    5

Fund Fees and Expenses .................................................    7

Management of the Fund .................................................    9

Shareholder Information ................................................    9
    Pricing of Fund Shares .............................................    9
    Purchasing Shares ..................................................    9
    Redeeming Shares ...................................................   11
    Shareholder Account ................................................   13
    Dividends and Distributions ........................................   13
    Tax Consequences ...................................................   14

Distribution Arrangements ..............................................   14

Financial Highlights ...................................................   15

How to Obtain More Information .........................................   16


THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY CONTRARY REPRESENTATION IS A CRIMINAL OFFENSE.

                        -----------------------------
                        CENTURY SMALL CAP SELECT FUND

                     IMPORTANT INFORMATION ABOUT THE FUND

INVESTMENT OBJECTIVE: The Fund's goal is long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES: The Fund seeks to achieve its goal by investing in a diversified portfolio of common and preferred stocks, and securities convertible into common stock, of smaller companies that exhibit attractive growth and valuation characteristics. These companies mainly will be based in North America, including Bermuda.

The Adviser seeks out companies whose stock prices do not adequately reflect their potential rate of growth in revenues, earnings, market share, dividends or book value. The Adviser focuses specifically upon the quality of management and other factors affecting growth potential, financial strength and underlying value. The Adviser's investment strategies emphasize the following:

FUNDAMENTAL RESEARCH -- The Adviser primarily follows a "bottom-up" approach to portfolio construction, including meetings with company managements, creating proprietary earnings models and analyzing the fundamental merits of each individual stock.

GROWTH OBJECTIVES -- The Adviser seeks to invest in companies that it believes are capable of growing revenues and earnings faster than industry averages over an extended period of time. The Adviser seeks to invest in these companies at attractive points in the growth cycle, and believes that the expertise gained from more than 70 years of investing in "risk management" and business services companies by Century Shares Trust (also managed by the Adviser) makes it well positioned to do so.

VALUE ORIENTATION -- The Adviser evaluates individual investment ideas on a risk-adjusted return basis with a bias towards:

  -- Lower price-to-earnings and price-to-book value ratios relative to growth assumptions;

  -- Companies that display leadership characteristics, as reflected in a strong management team, low operating costs, sustainable/improving profit margins and/or product innovations;

  -- Companies with recurring revenues and cash flows from operations and a history of conservative balance sheet accounting.

LONG-TERM INVESTMENT HORIZON -- The Adviser generally seeks to invest for the long-term, with buying and selling decisions affected primarily by changes in industry or company fundamentals.

TAX EFFICIENCY -- The Adviser seeks to maximize after-tax total return in the context of its other objectives.

The Adviser will concentrate, that is, invest at least 25% of the Fund's assets, in the financial services and health care group of industries. The Adviser believes that these business services companies represent segments of the economy that are changing rapidly and of growing importance with changes in global commerce, technology and population demographics.

o These businesses include insurance, banking, asset management, worksite marketing, transaction processing and business outsourcing, health maintenance organizations (HMOs) and other health providers specializing in treatment, prevention and life cycle management issues.

o Changes contributing to the growth of the risk management sector in the global economy include:

    GLOBALIZATION AND DEREGULATION -- growing interdependence between foreign markets and the need to improve market efficiency;

    SHIFTING DEMOGRAPHICS -- aging of the populace and the corresponding demands on retirement and estate planning, long-term care, and government entitlement programs; and

    TECHNOLOGY -- internet, electronic communications and networking infrastructure and their impact on changing market share and market conditions.

o These businesses currently represent approximately 40% of the United States Gross Domestic Product, and a similar percentage of the market capitalization of the companies included in the Russell 2000 Index and Standard and Poor's 500 Index.


Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of companies having market capitalizations at the time of investment of up to $2.0 billion or as defined by the largest companies in the Russell 2000(R) Index, if greater. (The size of companies in the Russell 2000 changes with market conditions and the composition of the index.) At least 80% of the total assets of the Fund will be invested in North America.


PRINCIPAL INVESTMENT RISKS: You take on investment risk when you purchase shares of the Fund. The market prices of stocks in which the Fund invests fluctuate, sometimes quickly and widely, with changes in the financial condition of the companies and with changing investor perceptions. General economic and political factors and industry specific issues, such as competition or technological advances, also affect market prices. The share price of the Fund may change daily, and when shares are sold they may be worth more or less than their original cost. As a result, you risk losing money by investing in the Fund.

In addition, the Fund's investment strategies expose investors to the particular risks of investing in the stocks of smaller and foreign companies and companies involved in risk management businesses, including the following.

SMALLER COMPANIES. The Fund invests mainly in smaller companies. While these companies may offer greater opportunities for long-term capital appreciation than larger, more established companies, they will generally have more limited product lines or markets, more limited access to financial markets, and less depth in management. As a result they involve substantially greater risk of loss. Securities of smaller companies also may have more volatile prices and be harder to sell at certain times than the stocks of large companies.

FOREIGN SECURITIES. While investments in foreign securities may provide opportunities different from those available in the U.S., they also present risks that may be greater than with U.S. investments. These risks include less public information about issuers of securities, less governmental supervision in how securities are issued or sold, higher transaction costs and the possible imposition of foreign taxes. Changes in value of a foreign currency against the U.S. dollar will change the value of securities denominated in the foreign currency, even without any change in the company's fundamentals. Investing in countries outside the U.S. may also involve political risk. In addition, securities of companies in emerging countries may be harder to sell and their prices may be more volatile than securities of companies in the U.S. and other developed countries.

SECTOR FOCUS. Similar to concentrated investing in any other group of industries, the Adviser expects that the Fund's investment strategies will expose investors to the particular risks of investing in businesses involved with risk management. Various special factors may adversely affect the value of such stocks. These include changes in government regulation, interest rates, claims activity, exposures to natural and man-made disasters, and changing birth, mortality and morbidity rates.

TEMPORARY DEFENSIVE STRATEGIES

In managing the Fund's exposure to risk, the Adviser may use alternative strategies, including any of the following, if it believes that a temporary defensive position is advisable. These may include times of adverse market, political or economic conditions.

o The Fund may invest without limit in United States corporate and government debt obligations.


o The Fund may invest more than 20% of its assets in larger companies.


o The Fund may invest less than 25% of its assets in the financial services and health care group of industries.

o The Fund may invest more than 20% of its assets in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and other equity securities of non-North American issuers.

o The Fund may hold cash or cash equivalents, or money market securities, without limit in domestic or foreign currencies.

To the extent the Fund makes such investments, it may not achieve its investment objectives.

YOU MAY WANT TO INVEST IN THE FUND IF YOU:

o Are seeking to complement your existing equity holdings with a smaller capitalization growth fund;

o Are seeking a stock fund that emphasizes the less-profiled stocks of smaller companies; or

o Are seeking growth of your capital over a long-term investment horizon.

YOU MAY NOT WANT TO INVEST IF YOU:

o Are seeking a significant amount of current dividend income;

o Are unwilling to accept the potentially greater risks of smaller or foreign companies; or

o Have short-term investment goals or needs.

                         -----------------------------
                         CENTURY SMALL CAP SELECT FUND

                               FUND PERFORMANCE


The Fund's annual return for its Institutional Class for each of the last three calendar years was as follows:

                2000                            54.95%
                2001                             5.80%
                2002                             0.76%

[The following language is included as a footnote in the bar chart: The year-to-date return for the Fund's Institutional Shares through the end of the Fund's most recent fiscal quarter was 2.04% as of January 31, 2003.]

Since inception, the Fund's highest return for its Institutional Class for any quarter was 20.67% (Q3 2000) and the lowest return was -9.08% (Q1 2001).

The Fund's average annual returns for its Institutional Class and Investor Class for the 1-year period ending December 31, 2002 and for the life of the Fund (12/9/99 inception date for Institutional Class; 2/24/00 inception date for Investor Class), compared with the Russell 2000 Index over the same periods, was as follows*:



                          AVERAGE ANNUAL TOTAL RETURNS
                   (For the periods ended December 31, 2002)

                                                       PAST         LIFE
                                                      1 YEAR       OF FUND

Institutional Class (inception date 12/9/99)
     Return Before Taxes                               .75%         17.85%
     Return After Taxes on Distributions               .05%         17.30%
     Return After Taxes on Distributions and
       Sale of Fund Shares                             .87%         14.65%
     Russell 2000 (reflects no deduction for
       fees, expenses or taxes)                     (20.48)%        (4.84)%
Investor Class (inception date 2/24/00):
     Return Before Taxes                               .19%         18.16%
     Russell 2000 (reflects no deduction for
       fees, expenses or taxes)                     (20.48)%       (10.93)%

* The returns shown in the chart and table above include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. The Fund's investment adviser has voluntarily committed to waive a portion of its management fee for both classes and to reimburse certain other expenses to the extent necessary that net total fund annual operating expenses will not exceed 1.80% for the Investor Class and 1.45% for the Institutional Class through at least February 28, 2004. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's annual returns compared with those of a broad measure of market performance. (Of course, the Russell 2000 Index does not incur expenses as the Fund does.)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to a tax benefit of realizing a capital loss upon the sale of Fund shares. Actual after-tax return may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement such as 401(k) plans or individual retirement accounts.


A discussion of Fund performance is included in the Fund's annual report. The Fund provides a copy of the annual report to shareholders and, upon request and without charge, to each person to whom this Prospectus is delivered. As with any mutual fund, past performance of the Fund, before and after taxes, is not necessarily an indication of future performance.

                         -----------------------------
                         CENTURY SMALL CAP SELECT FUND

                            FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of either class of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment):
                                                     INVESTOR      INSTITUTIONAL
                                                      SHARES          SHARES
    Maximum Sales Charge (Load) Imposed on
      Purchases                                        NONE            NONE
    Maximum Deferred Sales Charge (Load)               NONE            NONE
    Maximum Sales Charge (Load) Imposed on
      Reinvested Dividends or other                    NONE            NONE
      Distributions
    Redemption Fee on shares held less than
      180 days (as a % of amount                      1.00%           1.00%
      redeemed)*
    Exchange Fee                                       NONE            NONE

----------------
* The Fund will deduct a short-term trading fee in the specified percentage from the redemption proceeds if you sell your shares after holding them less than 180 days. This fee is paid to the Fund (for the shareholders' benefit) rather than the Adviser or any broker, and is designed to offset the brokerage commissions and other transaction costs associated with redemptions. If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets):
                                                    INVESTOR       INSTITUTIONAL
                                                     SHARES           SHARES

    Management Fees                                   0.95%           0.95%
    Distribution and Service (12b-1) Fees             0.25%            NONE
    Other Expenses**                                  1.33%           0.92%
                                                      ----            ----
    Total Annual Fund Operating Expenses              2.53%           1.87%
    Less Fees Waived**                               (0.73%)         (0.42%)
                                                      ----            ----
    NET TOTAL ANNUAL FUND OPERATING EXPENSES          1.80%           1.45%
                                                      ====            ====
------------------

** The Adviser has voluntarily committed to waive a portion of its management fee for both classes and to reimburse certain other expenses to the extent necessary that net total fund annual operating expenses (exclusive of brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses) will not exceed the indicated percentages through at least February 28, 2004.


Expenses may vary in future years. The Adviser may at any time bear any organizational or operational expenses of the Fund, subject to reimbursement by the Fund or the respective class. The Adviser may discontinue any such program at any time without notice.

                         -----------------------------
                         CENTURY SMALL CAP SELECT FUND

EXAMPLE

This EXAMPLE is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for the first year while the Adviser waives a portion of its management fee and reimburses expenses as described in the expense table on page 7.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR       3 YEARS      5 YEARS     10 YEARS

Investor Shares               $183        $  718       $1,280       $2,811
Institutional Shares          $148        $  547       $  972       $2,156

                         -----------------------------
                         CENTURY SMALL CAP SELECT FUND

                            MANAGEMENT OF THE FUND


Century Capital Management, Inc., which was organized in April 1992, is the Fund's investment adviser. The Adviser's address is One Liberty Square, Boston, Massachusetts 02109. The Adviser also is the investment adviser to Century Shares Trust, another series of the Master Trust, as well as limited partnerships, the investors in which are principally institutions.


The Adviser has discretionary authority to invest the Fund's assets. The Fund's investments are managed by an investment committee consisting of officers of the Adviser. The Adviser also performs (or arranges for the performance of) certain management and administrative services necessary for the Fund's operation. Such services include providing office space, equipment and facilities, supervising relations with service providers (such as the Fund's custodian, transfer agent, accountants and attorneys), preparing shareholder communications, conducting shareholder relations, maintaining the Fund's existence and records, and maintaining the Fund's registration and qualification for sale of its shares.


The Fund pays the Adviser a management fee at the end of every month, based on a percentage of the Fund's net asset value. For the fiscal year ended October 31, 2002, the aggregate fee paid to the Adviser was 0.95% of average net assets.


                           SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price at which you may purchase or redeem Fund shares is based on the Fund's daily net asset value. Net asset value is the market value of the Fund's investments plus cash, receivables and any other Fund assets, less liabilities. Dividing the Fund's net asset value by the number of shares outstanding produces the net asset value per share. The price at which you purchase or redeem Fund shares is the net asset value per share as next determined after we receive your order.

For securities for which the primary market is in the United States, market value is the closing (last sale) price on the principal exchange for securities listed on national exchanges and the bid price for unlisted securities. The Fund values most equity securities for which the primary market is outside the United States using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price on the local exchange is unavailable, the Fund would normally use the last evaluated quote or closing bid price. If these procedures cannot be used in any instance or, in the opinion of the Trustees or a Fund committee, the value of a security as determined in accordance with these procedures does not represent its fair value, the value may be taken to be an amount that, in the opinion of the Trustees or such committee, represents fair value on the basis of all available information.

The net asset value per share is computed by the Fund's custodian bank, State Street Bank and Trust Company, as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., New York City time) each day that the Exchange is open for trading. The New York Stock Exchange is closed on national holidays (except Columbus Day and Veteran's Day) and Good Friday. Net asset value would be computed on other days if there were a sufficient degree of trading in the Fund's portfolio securities that current net asset value might be materially affected. To the extent the Fund has investments in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when you will not be able to purchase or redeem shares.

PURCHASING SHARES

The Fund currently offers two classes of shares. The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and likely will have different share prices. Be sure to specify which class of shares you are purchasing. If you do not, your investment will be made in Investor Shares.

You may purchase shares of either class by check or wire transfer. If you are already a shareholder, you may purchase additional shares by telephone. The Fund is a "no-load" fund, so you pay no sales commissions on a purchase directly from the Fund. The minimum initial investment for Investor Shares is $1,000; the minimum investment for subsequent purchases is $50. For Institutional Shares, the minimum initial investment is $250,000; there is no minimum for subsequent investments. For investors purchasing Institutional Shares through registered investment advisers, institutions such as trusts or foundations, or other qualified investors purchasing through an omnibus account, shareholder purchases may be aggregated to meet the minimum. The minimum for Institutional Shares does not apply to accounts of the Adviser, its affiliates and related persons, or any of their employees.

If the value of your Institutional Share account is below $150,000 following any redemption or transfer by you, you will have a 30-day period in which to invest an amount sufficient to restore the account value to at least $250,000. If not, the entire account will thereupon be converted to Investor Shares. You should consult your tax adviser as to the consequences of such a conversion in your case. If following a transfer of Institutional Shares, the recipient's account value is less than $150,000, the recipient's account will be converted to Investor Shares.

You may request prospectuses, sales literature and applications from the Fund at the address and telephone number listed at the back of this prospectus. The Fund may reject all or part of any order to buy Fund shares. The Fund may be closed to new investors, temporarily or permanently, without advance notice to investors. The Fund retains discretion to waive or to reduce any minimum investment requirements.

Delivery Instructions. To make an initial investment, you must complete and sign the Application to purchase shares and deliver it with your payment as follows:


REGULAR MAIL                   OVERNIGHT MAIL OR HAND DELIVER
------------                   ------------------------------

Century Funds                  Century Funds
PO Box 446                     2 Portland Square
Portland, ME 04112             Portland, ME 04101


Your purchase request will be completed and your shares will be purchased at the net asset value per share next computed after your Application and investment are received in proper form.

Purchases by Check.You should make your check payable to Century Small Cap Select Fund for the requested purchase amount. The Fund will not accept cash, third party checks, or checks drawn on banks located outside of the United States. If your purchase order for shares is cancelled because your check does not clear, you will be responsible for any loss incurred by the Fund; existing shareholders may have shares redeemed from their account to reimburse any loss.

Wire and Electronic Transfers.You may purchase shares by having your bank send a wire transfer to the Fund's custodian bank. Your bank may charge you a fee for a wire transfer. If you wish to send a wire transfer, notify us before the funds are wired by telephone: 800-303-1928. Use the following wire transfer instructions:


     Deutsche Bank Trust Company Americas
     New York, NY
     ABA: 021001033
     For credit to:
     Forum Shareholder Services, LLC
     A/C 014-65-547
     Re: Century Small Cap Select Fund
     [Insert Shareholder Name and Account Number]


You may purchase additional shares of the Fund by having amounts automatically withdrawn from your bank account on a periodic basis. For more information and to receive the documentation required for this program, call the Fund at 800-303-1928.

Telephone Purchases.If you currently have an active account, you may make subsequent investments by telephone in accordance with policies established by the Fund. You can call us at 800-303-1928 to inquire about a telephone purchase or to place your order. The purchase price will be the net asset value per share next computed after receiving your order. Payment for shares purchased by telephone must be received within seven days or the order is subject to cancellation. At its discretion, the Fund may accept telephone orders from non-shareholders or securities dealers.

Transactions Through Intermediaries.You may purchase or redeem shares of the Fund through intermediaries such as certain broker-dealers, "fund supermarkets," investment professionals, retirement accounts or other vehicles. An intermediary may charge you a fee for its service, and it may have procedures for purchasing and redeeming shares and account features differing from those that would apply if you deal directly with the Fund. An intermediary may be a designated agent of the Fund. If so, orders it accepts for the purchase of shares at any time until the daily computation of the Fund's net asset value per share would receive that price. The agent will segregate orders received on a business day after the daily computation time and transmit those orders to the Fund separately for execution at the net asset value next computed after that business day.

General Policies.The Fund reserves the right to reject any order to purchase shares. In particular, the Fund may reject orders from investors whose trading practices are not considered to be consistent with the long-term investment objectives of the Fund. If your order to purchase shares is accepted and processed, you may not cancel or revoke the purchase, but you may redeem the shares purchased.

REDEEMING SHARES

You may redeem shares of the Fund by sending a written request for redemption to the Fund. The request should be delivered as follows:


REGULAR MAIL                   OVERNIGHT MAIL OR HAND DELIVER
------------                   ------------------------------

Century Funds                  Century Funds
PO Box 446                     2 Portland Square
Portland, ME 04112             Portland, ME 04101


In your written request, you must (1) indicate the number of shares or dollar amount to be redeemed, (2) provide your shareholder account number, and (3) have each record owner sign the request exactly as the shares are registered (e.g., a trustee or custodian must sign as such). The Fund does not permit redemption by telephone, fax, or email. You also may redeem shares through intermediaries as described above in "Purchase of Fund Shares."

Redemption orders are processed at the net asset value per share next computed after receiving your order in good form. The price you receive in a redemption may be more or less than the price you paid when you purchased your shares and may result in a taxable capital gain or loss.

Required Documentation.Certain redemption requests must include a signature guarantee, which is an established commercial practice designed to protect you and the Fund from fraud. You must include a signature guarantee if: (1) you wish to sell more than $10,000 worth of shares, (2) you wish to have the redemption proceeds sent to an address different than that registered in your account, (3) you have changed your registered address within the last 60 days, or (4) you wish to have the redemption proceeds made payable to a person who is not the registered account owner. The signature guarantee must apply to the signature of each record owner on your account. You may obtain a signature guarantee from a participant in the Medallion signature guarantee program, such as a bank, credit union, or securities broker-dealer. A notary public cannot provide a signature guarantee.

Shares owned by corporations, trusts, partnerships, estates or other entities are subject to special rules regarding documentation required for redemption. These shareholders should call the Fund at 800-303-1928 to obtain specific instructions for their situation.

Payment for Redeemed Shares.Your redemption will be paid by a check drawn on the Boston bank account of the Fund. This check will normally be sent to you not later than seven days from the effective redemption date. The Fund may, in the exercise of its sole discretion, make payment by an alternative method.

If you redeem shares within 180 days of purchase, the Fund will deduct a redemption fee from the proceeds payable to you. The redemption fee is 1.00% of the net asset value of the shares redeemed. This fee is retained by the Fund for the shareholders' benefit (and does not accrue to the Adviser) in order to offset the brokerage commissions and other costs associated with redemptions. In determining whether a redemption fee is payable when shares are redeemed, unless you instruct the Fund otherwise in writing, the Fund will first redeem shares that are not subject to the fee and then will redeem other shares in the order in which you purchased them. The redemption fee does not apply to:

  o shares redeemed for the sole purpose of using the redemption proceeds to purchase shares of Century Shares Trust (CST), another series of the Master Trust also managed by the Adviser;

  o shares acquired as a result of reinvesting dividends or other distributions of the Fund;

  o shares held in an account of certain qualified employer sponsored retirement plans; or

  o shares held in an account of certain broker wrap fee accounts.

The Fund may waive the fee in any case in its sole discretion.

The Fund is permitted to deliver assets in kind (in whole or in part) instead of cash for large redemptions. This might apply if, over any 90-day period, you redeem shares for an amount in excess of $250,000 or 1% of the total net asset value of the Fund, whichever is lesser. If you receive a redemption in kind, you may incur brokerage costs in converting securities received into cash.

Possible Redemption Delays.If you have recently purchased shares by check and you wish to redeem those shares, the Fund may delay payment of the redemption proceeds until the check has cleared, which may take up to 15 calendar days from the purchase date.

As with all mutual funds, the Fund may suspend redemptions and defer payment when the New York Stock Exchange is closed (other than weekends or holidays) or trading on that Exchange is restricted, as permitted by the Securities and Exchange Commission, or during any emergency making it impractical for the Fund to dispose of its securities or value its assets.

Exchange Privilege.You are permitted to redeem shares by telephone for the sole purpose of using the redemption proceeds to purchase shares of CST. Your redemption price for shares of the Fund and purchase price for shares of CST will be the net asset value per share for each fund next computed after we receive your request; you will not be charged any additional fees for these transactions. You may incur taxable gain or loss on the redemption of Fund shares. The Fund and its transfer agent will use reasonable procedures to confirm the identity of shareholders and the authenticity of exchange instructions, including requiring personal identification, but will not be liable for following instructions communicated by telephone that are reasonably believed to be genuine. This privilege is automatically available to you without any further action on your part; however, the following procedures and restrictions apply:

  o all shares of CST purchased with redemption proceeds must be registered in the same name, address, and taxpayer identification number as the shares of the Fund being redeemed;

  o you should read CST's current prospectus before purchasing CST shares with redemption proceeds;

  o if you have recently purchased Fund shares, your purchase of CST shares will be effected only after your purchase check has cleared (which may take up to 15 days from purchase);

  o income dividends and capital gains distributions for your new CST shares will be treated in the same manner as they have been treated for your Fund shares, unless you change your choice in writing; and

  o this exchange privilege is subject to the Fund's right to suspend redemptions as described above.

The Fund may modify or terminate this privilege at any time without prior notice. If you wish to utilize this exchange privilege, please telephone shareholder services at 800-303-1928. If you are unable to reach us, please contact the Fund by e-mailing or writing to the addresses on the back cover of this Prospectus.

SHAREHOLDER ACCOUNT

The Fund bears the cost to maintain your shareholder account. However, the Fund may charge you a fee to cover its additional costs if you request a duplicate confirmation statement of a transaction or a historical transcript of your account. The Fund reserves the right on 60 days' prior written notice to impose charges to cover other administrative costs.

Because small accounts result in relatively higher administration costs, the Fund reserves the right to redeem shares in any account the value of which falls below $500 following any redemption by you. The Fund will notify you before doing so in order to allow you to increase your account balance above the minimum level. You will not receive share certificates from the Fund.

You should communicate changes of address or other account information to the Fund at:


REGULAR MAIL                   OVERNIGHT MAIL OR HAND DELIVER
------------                   ------------------------------

Century Funds                  Century Funds
PO Box 446                     2 Portland Square
Portland, ME 04112             Portland, ME 04101


DIVIDENDS AND DISTRIBUTIONS

The Fund distributes annually to shareholders its net investment income in the form of income dividends. Net investment income represents the dividends, interest and other income earned from its investments, less its expenses. The Fund will make income dividend payments at least annually.

The Fund also distributes annually to shareholders its net realized capital gains in the form of capital gain distributions. These distributions represent capital gains realized by the Fund on its investments, less any capital losses.

The Fund will reinvest your income dividends and capital gain distributions in additional shares of the Fund unless you choose one of the following options:

  o Income Option -- you will receive income dividends in cash and have capital gain distributions reinvested; or

  o Cash Option -- you will receive both income dividends and capital gain distributions in cash.

You should indicate your choice in the Application you complete with your initial share purchase. You may change your choice at any time by writing the Fund.

TAX CONSEQUENCES

If your shares are not held in a tax-advantaged retirement account, you should be aware of the following federal tax implications of investing in the Fund.

Income dividends and capital gains distributions are generally subject to federal income tax, and may also be subject to state or local taxes. Capital gain distributions may be taxable at different rates, depending on the length of time the Fund holds its assets. At the present time, for federal tax purposes both income dividends and short-term capital gains distributions are taxable to you as ordinary income. Long-term capital gain distributions are generally taxable to you as long-term capital gains regardless of the length of time you have owned Fund shares. Any taxable distributions you receive will generally be taxable whether you receive them in cash or reinvest them in shares of the Fund.

o If you purchase shares of the Fund shortly before a distribution, you will be "buying a dividend" and you will effectively receive back a portion of your investment in the form of a taxable income dividend or capital gains distribution.

When you redeem shares, including for purposes of purchasing shares in any other mutual fund managed by the Adviser, you may realize a taxable capital gain or loss for federal income tax purposes. You will realize a taxable capital gain if the price you receive on redemption is greater than the cost of the shares that you redeem.

This is only a summary of certain federal income tax consequences. You should consult your tax adviser about state and other taxes, as well as your particular tax situation.

                          DISTRIBUTION ARRANGEMENTS

DISTRIBUTION AND SERVICE (12B-1) PLAN

The Fund has adopted a Distribution and Service Plan for the Investor Shares to pay certain distribution and other expenses, such as for advertising, compensation of brokers and others for selling Investor Shares, printing and mailing prospectuses other than to existing shareholders, preparing, printing and mailing sales literature, and providing certain services to Investor class shareholders. The asset-based fee increases the Investor class expenses by up to 0.25% of the net assets of that class per year. Because these fees are paid out of the Fund's assets on an ongoing basis, over time, these fees will increase the cost of an investment in Investor Shares and may ultimately cost you more than other types of sales charges. There are no comparable fees paid by the Institutional Shares.

                                                  -----------------------------
                                                  CENTURY SMALL CAP SELECT FUND

                                                      FINANCIAL HIGHLIGHTS


                                                                        YEAR ENDED OCTOBER 31,
                                                  2002           2001           2000         2002        2001             2000
                                         INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL     INVESTOR    INVESTOR         INVESTOR
                                                 CLASS          CLASS       CLASS(a)        CLASS       CLASS          CLASS(b)
                                             ----------------------------------      -----     --------------------------------
Net Asset Value, beginning of period           $ 14.68         $14.57         $10.00      $ 14.60      $14.26            $10.00
Income from Investment Operations:
  Net investment income/(loss)                   (0.10)            --           0.04        (0.18)      (0.03)            (0.01)
  Net realized and unrealized
    gain on investments                           0.93           0.52(c)        4.53         0.94        0.53(c)           4.27
                                               -------         ------         ------      -------      ------            ------
    Total income from investment operations       0.83           0.52           4.57         0.76        0.50              4.26
                                               -------         ------         ------      -------      ------            ------
Less Distributions From:
  Net investment income                             --          (0.02)            --           --          --                --
  Net realized gain on investment transactions   (0.13)         (0.41)            --        (0.03)      (0.19)               --
                                               -------         ------         ------      -------      ------            ------
    Total distributions                          (0.13)         (0.43)            --        (0.03)      (0.19)               --
                                               -------         ------         ------      -------      ------            ------
Redemption fees                                   0.04           0.02            --          0.02        0.03                --
                                               -------         ------         ------      -------      ------            ------
Net Asset Value, end of period                 $ 15.42         $14.68         $14.57      $ 15.35      $14.60            $14.26
                                               =======         ======         ======      =======      ======            ======
Total Return                                      5.87%          3.63%         45.7%**       5.34%       3.68%             42.6%**
Ratios/Supplemental Data:
  Net assets, end of period (000 omitted)      $12,938         $6,093         $2,253      $10,119      $9,302            $  690
  Ratio of expenses to average net assets         1.45%          1.45%          1.45%*       1.80%       1.80%             1.80%*
  Ratio of expenses to average net assets
    without giving effect to voluntary expense
    agreement                                     1.87%          4.04%         11.58%*       2.53%       4.38%            14.73%*
  Ratio of net investment income/(loss) to
    average net asset                            -0.70%         -0.02%          0.38%       -1.05%      -0.48%            -0.14%
Portfolio Turnover Rate                            123%            48%            24%         123%         48%               24%


(a) From the commencement date of investment operations, December 9, 1999 to October 31, 2000.
(b) From the commencement date of investment operations, February 24, 2000 to October 31, 2000.
(c) The per share amount is not in accord with the net realized and unrealized gain/loss for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
  * Annualized
 ** Not annualized

                          -----------------------------
                          CENTURY SMALL CAP SELECT FUND

                        HOW TO OBTAIN MORE INFORMATION


A Statement of Additional Information (SAI) for the Fund dated February 28, 2003 includes additional information about the Fund. The SAI is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus). Information about the Fund's investments is also available in its annual and semi-annual reports to shareholders. The Fund's most recent annual report provides a discussion of the market conditions and investment strategy that significantly affected the Fund's performance during its last fiscal year.


The SAI and the Fund's annual and semi-annual reports and other information are available, without charge, upon request to the Fund. Investors may contact the Fund by calling 1-800-321-1928, by sending e-mail to "email@centuryfunds.com" or by writing to:

                          Century Small Cap Select Fund
                      c/o Century Capital Management, Inc.
                               One Liberty Square
                           Boston, Massachusetts 02109

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the Commission's Internet site at http:// www.sec.gov; copies of this information may be obtained, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

                             Investment Company Act
                              File Number 811-09561

                             CENTURY SHARES TRUST
                              One Liberty Square
                         Boston, Massachusetts 02109
                         800-321-1928 or 617-482-3060
                            email@centuryfunds.com

                                    PART B
                     STATEMENT OF ADDITIONAL INFORMATION


                               February 28, 2003

    Century Capital Management Trust is registered as an open-end management company. Century Shares Trust is a series of Century Capital Management Trust.

    This Statement of Additional Information supplements the Trust's
Prospectus dated February 28, 2003. You may obtain a copy of the Prospectus free of charge by writing, calling or sending an email to the Trust. This Statement of Additional Information is not a Prospectus. This Statement of Additional Information incorporates by reference the Trust's Annual Report for the fiscal year ended October 31, 2002 (including the financial statements contained therein), which is available, without charge, upon request to the addresses and phone numbers listed above.


                           ------------------------


                              TABLE OF CONTENTS
The Trust ...............................................................    2
Management of the Trust .................................................    3
Control Persons and Principal Holders of Securities .....................    5
Investment Advisory and Other Services ..................................    5
Board Approval of the Current Investment Advisory Contract ..............    6
Brokerage Allocation and Other Practices ................................    6
Capital Stock and Other Securities ......................................    7
Purchase, Redemption and Pricing of Shares ..............................    8
Taxation of the Trust ...................................................    8
Underwriters ............................................................    9
Calculation of Performance Data .........................................    9
Financial Statements ....................................................   10


                           ------------------------

                                  THE TRUST

    Century Shares Trust (the "Trust") is a series of Century Capital Management Trust (the "Master Trust"), a "Massachusetts business trust" organized under the laws of Massachusetts in 1999. Prior to July 2001, the Trust existed as a separate Massachusetts business trust which was organized in 1928. Wiesenberger Investment Companies Service, 1985 Ed., a recognized independent compilation of mutual fund industry statistics, lists the organization dates of "virtually all mutual funds registered for sale in the United States," and indicates that nine mutual funds in addition to the Trust were organized in or prior to 1928.

    The Trust operates as a diversified, open-end management investment company.

    In pursuing its investment objectives described in the Prospectus, the Trust may invest in stock of the types of entities described in the Prospectus and holding companies or subsidiaries of such entities, as well as in securities convertible into or exercisable for such stock. The Trust also may invest in debt instruments of domestic governmental and non-governmental issuers of investment grade at the time of purchase.

    Fundamental Policies. Except where stated to be non-fundamental, the following additional investment restrictions are fundamental policies of the Trust that may only be changed with the approval of a majority of the outstanding voting securities of the Trust.

The Trust may not:

o  issue senior securities;

o borrow money, except temporary borrowing that does not cause the outstanding indebtedness of the Trust to exceed 10% of its gross assets (valued at market) or of its liquidating value, whichever is lower (Any temporary borrowings also would be subject to the 300% asset coverage requirement of the Investment Company Act of 1940. If the Trust were to borrow temporarily, this could require it to liquidate portfolio securities at a disadvantageous time.);

o  act as underwriter of securities;

o invest more than 5% of its gross assets (valued at market) in the securities of any one issuer;

o  hold more than 10% of any class of the securities of any one issuer;

o purchase or sell real estate, commodities, or commodity contracts, except in satisfaction of a debt or in connection with a merger, consolidation, reorganization, or other activities of the Trust;

o  make loans;

o invest in debt securities other than those of domestic governmental and non-governmental issuers which are of investment grade at the time of purchase;

o invest in the securities of other investment companies, except by purchase in the open market that does not require any commission or result in any profit to an underwriter or dealer, other than customary brokers' commissions;

o invest in the securities of companies that have a record (including the record of any predecessors) of fewer than three years' continuous operation;

o  invest for the purpose of exercising control or management;

o  purchase securities on margin or sell short; or

o purchase or retain in its portfolio any securities of an issuer if the officers or Trustees of the Trust that own beneficially more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer.

    The principal investment objectives of the Trust and the limitations listed above may not be changed without the vote or written approval of a majority of the outstanding shares of the Trust.

    Additionally, the Trust currently has a non-fundamental policy that will not allow investments in convertible securities to exceed 5% of total investments.

    The Trust has a fundamental policy of not concentrating its investments in any particular industries, or group of industries, within the meaning of the Investment Company Act of 1940. However, as described in the Prospectus, the Trust has a non-fundamental policy of focusing the Trust's assets in the securities of companies in the financial services and related business services sectors.

                           MANAGEMENT OF THE MASTER TRUST

    The Trustees named below are responsible for setting policy and overseeing the Master Trust's and the Trust's activities. The Trustees hire and supervise the performance of the companies that provide services to the Trust, such as the investment adviser, the independent accountants, and the custodian. The Trustees elect their successors.

    The following table provides information regarding each Trustee and officer of the Master Trust:


                                                                                            NUMBER OF
                                                                                            PORTFOLIOS
                                               TERM OF                                      IN FUND          OTHER
                                               OFFICE++ AND                                 COMPLEX          DIRECTORSHIPS
NAME, ADDRESS              POSITION(s) HELD    LENGTH OF      PRINCIPAL OCCUPATION(s)       OVERSEEN         HELD BY
AND AGE                    WITH MASTER TRUST   TIME SERVED    DURING PAST 5 YEARS           BY DIRECTOR      DIRECTOR
-------                    -----------------   -----------    -----------------------       -----------      -------------
INDEPENDENT TRUSTEES
John E. Beard              Trustee             7/83 to        Ropes & Gray,                       2          The Timberland Company;
194 Glezen Lane                                present        Partner                                        BTU International, Inc.
Wayland, MA                                    (19 years)**  (until 12/31/00;
  Age: 70                                                     of Counsel thereafter)
                                                              (attorneys)

Ernest E. Monrad           Trustee             4/76 to        Northeast Investors Trust,          2          New America High
50 Congress Street                             Present        Trustee (Chairman until 5/01)                  Income Fund
Suite 1000                                     (26 years)**   (investment company)
Boston, MA                                                    Northeast Investors Growth
  Age: 72                                                     Fund, Chairman, Trustee and
                                                              Assistant Treasurer
                                                              (investment company);
                                                              Northeast Investment
                                                              Management, Inc.,
                                                              Vice President and Director
                                                              (investment adviser)

Michael J. Poulos          Trustee             6/98 to        Western National Corporation        2          Technical Olympic USA,
2121 Kirby Drive, #73                          Present        (holding company) and                          Inc.
Houston, TX                                    (4 years)**    Western National Life
  Age: 72                                                     Insurance Company,
                                                              Chairman, President and
                                                              Chief Executive Officer
                                                              (until 2/98; retired thereafter)

Jerry S. Rosenbloom        Trustee             4/98 to        The Wharton School                  2          Harleysville Group,
308 Colonial Penn Center                       Present        University of Pennsylvania,                    Inc.;
3641 Locust Walk                               (4 years)**    Frederick H. Ecker,                            Annuity & Life Re
Philadelphia, PA                                              Emeritus Professor of                          (Holdings), Ltd.
  Age: 63                                                     Insurance and Risk Management

INSIDE TRUSTEES AND OFFICERS

Allan W. Fulkerson*+       Chairman of the     01/69          Century Capital Management,         2          HCC Insurance
One Liberty Square         Trustees            to Present**   Inc., President and Director                   Holdings, Inc.;
Boston, MA                                                    (investment adviser)#;                         Montpelier Re Holdings
  Age: 69                                                      CCP Capital, Inc.,                            Inc.;
                                                               President and Director                        International
                                                               (management services)#;                       Financial Group, Inc.
                                                               CCP Capital II, LLC,
                                                               Managing Member
                                                               (management services)#;
                                                               CCP Capital III, Inc.,
                                                               President and Managing Director
                                                               (management services)#;
                                                               Massachusetts Fiduciary
                                                               Advisors, Inc.,
                                                               President and Director
                                                               (investment adviser until 12/00)#

Davis R. Fulkerson*+       Trustee             09/00 to        Century Capital Management,         2
One Liberty Square                             Present         Inc., Managing Director
Boston, MA                                                     (investment adviser)#;
  Age: 37                                                      CCP Capital II, LLC,
                                                               Managing Member
                                                               (management services)#;
                                                               CCP Capital III, Inc.
                                                               Managing Director
                                                               (management services)#;
                                                               Massachusetts Fiduciary
                                                               Advisors, Inc., Vice
                                                               President (since 3/99)
                                                               (investment adviser until 12/00)#

Alexander L. Thorndike*    Trustee and         12/99 to        Century Capital Management,         2
One Liberty Square         Chief Investment    Present         Inc., Managing Director
Boston, MA                 Officer                             (since 1/99)
  Age: 37                                                      (investment adviser)#;
                                                               CCP Capital II, LLC,
                                                               Managing Member
                                                               (management services)#;
                                                               William Blair and Company
                                                               LLC, Analyst (until 1/99)
                                                               (broker-dealer)

Steven Alfano              Secretary,          09/01 to       Century Capital Management,
One Liberty Square         Principal           Present        Inc., Assistant Vice President
Boston, MA                 Accounting          and            (10/98-9/00), Vice President
  Age: 44                  Officer             11/02 to       and Managing Director
                                               Present,       (since 9/00), Treasurer and Clerk
                                               Respectively   (since 6/02) (investment adviser)#;
                                                              CCP Capital II, LLC
                                                              Managing Member
                                                              (management services)#;
                                                              CCP Capital III, Inc.
                                                              Secretary and Treasurer
                                                              (management services)#;
                                                              Massachusetts Fiduciary
                                                              Advisors, Inc., Assistant
                                                              Vice President (until 3/99),
                                                              Vice President
                                                              (since 3/99)
                                                              (investment adviser until 12/00)#

------------
++ Each of the Master Trust's current independent Trustees may continue to serve only until the month of July after he reaches the age of 72 years. Independent Trustees first elected after September 28, 2000, may continue to serve only until the month of July after such independent Trustee reaches the age of 75 years.

   For interested Trustees or officers, however, there is no stated term of office. All Trustees otherwise continue to serve after election either until their resignation or their removal in accordance with the Agreement and Declaration of Trust of the
   Master Trust or until a meeting of shareholders for the election of Trustees is required by the Investment Company Act of 1940.
   The Chairman of the Trustees and the Secretary are elected annually by the Trustees.

** Includes services as a Trustee of the Trust's predecessor. On July 31, 2001, the Trust was reorganized as a separate series of the Master Trust. The former Trustees of the Trust continued as Trustees of the Master Trust.

 * Indicates that the Trustee is an interested person of the Trust by virtue of being an officer or employee of the Trust's investment adviser. Messrs. Allan W. Fulkerson and Alexander L. Thorndike also are interested persons of the Trust by virtue of being officers of the Master Trust.

 + Davis R. Fulkerson is Allan W. Fulkerson's son.

 # Indicates a position with an entity that may be deemed an "affiliated person" of the Trust.



The Board of Trustees has established three standing committees to facilitate the timely and efficient consideration of all matters of importance to non-interested Trustees, the Master Trust, the Trust, and Trust shareholders and to facilitate compliance with legal and regulatory requirements.

The Audit Committee is composed of Messrs. Beard, Monrad (Chair), Poulos and Rosenbloom. The committee reviews audit plans, fees and other material arrangements in respect of the engagement of auditors and recommends to the Trustees the selection of auditors. The committee also reviews with the auditors the financial affairs of the Trust and the Master Trust and the audit procedures and results of the audit, as well as reports to the Trustees on its activities. During the ten-month fiscal and twelve-month periods ended October 31, 2002, the committee held no meetings and one meeting, respectively.

The Ethics and Oversight Committee is composed of Messrs. Beard, Monrad, Poulos and Rosenbloom (Chair). The committee maintains and updates procedures for ensuring compliance by the Trust and the Master Trust and its personnel with ethical and regulatory requirements. The committee also oversees the operation of such procedures and reports to the Trustees on its activities. During the ten-month fiscal and twelve-month periods ended October 31, 2002, the committee held no meetings and one meeting, respectively.

The Nominating Committee is composed of Messrs. Beard (Chair), Monrad, Poulos and Rosenbloom. The committee recruits and recommends new Trustees and officers of the Trust and the Master Trust when vacancies occur. The committee also recommends Trustees to serve on committees and to chair such committees and reports to the Trustees on its activities. The Nominating Committee will consider nominees to the Board of Trustees recommended by shareholders. Recommendations should be submitted to the committee in care of the Secretary of the Master Trust. During the ten-month fiscal and twelve-month periods ended October 31, 2002, the committee held no meetings and one meeting, respectively.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the Trust and in all series of the Master Trust in the aggregate overseen by the Trustee as of December 31, 2002.

                                                                                 Aggregate Dollar Range of Equity
                                                                                   Securities in all Registered
                                                                                   Investment Companies Overseen
                                          Dollar Range of Equity                       by Director in Family
           Trustee                        Securities in the Trust                     of Investment Companies
           -------                        -----------------------                   --------------------------

INDEPENDENT TRUSTEES:
John E. Beard                                 Over $100,000                              Over $100,000
Ernest E. Monrad                              Over $100,000                              Over $100,000
Michael J. Poulos                             Over $100,000                              Over $100,000
Jerry S. Rosenbloom                           Over $100,000                              Over $100,000

INSIDE TRUSTEES:
Allan W. Fulkerson                            Over $100,000                              Over $100,000
Davis R. Fulkerson                            Over $100,000                              Over $100,000
Alexander L. Thorndike                      $50,000-$100,000                             Over $100,000

    Messrs. Allan and Davis Fulkerson and Thorndike are affiliated with the Adviser and receive no compensation from the Master Trust. The remaining Trustees of the Master Trust received the compensation shown below from the Trust and from Century Small Cap Select Fund (another series of the Master Trust also managed by the Adviser) with respect to the Trust's fiscal period ending October 31, 2002.


                                                                                                     TOTAL
                                                                    PENSION OR RETIREMENT         COMPENSATION
                                                AGGREGATE             BENEFITS ACCRUED           FROM TRUST AND
                                               COMPENSATION           AS PART OF TRUST            FUND COMPLEX
NAME OF PERSON, POSITION                      FROM THE TRUST             EXPENSES(1)            PAID TO TRUSTEES
-----------------                               ----------              -------------              ----------

John Beard, Trustee                              $20,000                     --                     $22,000
Ernest E. Monrad, Trustee                        $20,000                     --                     $22,000
Michael J. Poulos, Trustee                       $20,000                     --                     $22,000
Jerry S. Rosenbloom, Trustee                     $20,000                     --                     $22,000


------------
(1) The Trust neither sponsors nor pays pension or retirement benefits to Trustees or officers of the Trust.

    Both the Master Trust and the Adviser have adopted codes of ethics under Rule 17j-1 of the Investment Company Act of 1940. Both codes of ethics permit personnel of the Master Trust and the Adviser, subject to the codes, to invest in securities, including securities that may be purchased or held by the Trust.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of January 31, 2003, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Trust. As of January 31, 2003, Charles Schwab & Co., Inc., 9601 E. Panorama Circle, Englewood, CO, 80112-3441 was the record owner of an account with a share balance equal to approximately 7.2% of the Trust's outstanding shares. The Trust believes this account holds shares beneficially owned by clients of Charles Schwab & Co., Inc. As of January 31, 2003, CUDD & Co., c/o Chase Manhattan Bank, N.A., P.O. Box 227337, Dallas,
TX, 75222-7337 was the record owner of an account with a share balance equal to approximately 5.9% of the Trust's outstanding shares.


                    INVESTMENT ADVISORY AND OTHER SERVICES

    Investment Adviser. Century Capital Management, Inc., the Trust's investment adviser, is solely owned by its officers and certain related persons. Allan W. Fulkerson, who exercises voting control over the Adviser, is both Chairman of the Trustees of the Master Trust and President and a Director of the Adviser. Davis R. Fulkerson is a Trustee of the Master Trust, Alexander L. Thorndike is the Chief Investment Officer and a Trustee of the Master Trust, and they, along with Steven Alfano, Secretary and Principal Accounting Officer of the Master Trust, each serve as a Managing Director of the Adviser.


    The Trust pays the Adviser a fee, monthly in arrears, equal to one-twelfth (1/12th) of the sum of eight-tenths of one percent (0.8%) of the first $500 million and seven-tenths of one percent (0.7%) of the amount exceeding $500 million, of the average daily net asset value of the Trust. For the fiscal period ended October 31, 2002 and the three fiscal years ended December 31, 2001, 2000 and 1999, the Trust paid the Adviser total fees of $2,159,306, $2,675,002, $2,191,129 and $2,418,933, respectively.


    As investment adviser to the Trust, the Adviser acts with discretionary authority to invest the Trust's assets. Under a separate administration agreement, the Adviser also performs (or arranges for performance of) certain management and administrative services necessary for the operation of the Trust. These services include providing office space, equipment and facilities, supervising relations with the Trust's custodian, transfer agent, accountants, attorneys and other third-party service providers, preparing shareholder communications, conducting shareholder relations, maintaining the Trust's existence and records and maintaining the Trust's registration and qualification for sale of its shares. The Adviser may be reimbursed by the Trust under the administration agreement for the allocated cost of the Adviser's employees' providing shareholder, transfer agent and accounting services to the Trust. The Trust pays its other expenses. Under this agreement, the Trust pays the Adviser a monthly fee equal at an annual rate of 0.15% of the Trust's average daily net assets.

    Principal Underwriter and Sub-Administrator. Forum Fund Services, LLC ("FFS"), Two Portland Square, Portland, Maine 04101, serves as the distributor (also known as principal underwriter) and sub-administrator of the shares of the Trust pursuant to a distribution and sub-administration agreement with the Master Trust. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. FFS does not receive any compensation for distributing the Trust's shares. However, the Adviser pays FFS a fee for certain administrative services provided to the Trust.

    Transfer Agent and Dividend Paying Agent. Forum Shareholder Services, LLC, 2 Portland Square, Portland, Maine, acts as the Trust's transfer agent and dividend paying agent. Charles Schwab Trust Company, 101 Montgomery Street, San Francisco, CA 94104 may act as transfer agent with respect to certain retirement plans of which it is trustee.

    Custodian. State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, acts as the custodian of the Trust's cash and investment securities. The custodian also is responsible for receipt and delivery of the Trust's investment securities, as well as other matters specified in the custodial agreement.

    Accountants. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, act as the independent accountants for the Trust. The independent accountants are responsible for auditing the Trust's financial statements.

           BOARD APPROVAL OF THE CURRENT INVESTMENT ADVISORY CONTRACT


    In connection with the Trust's reorganization as a series of the Master Trust in 2001, the Board approved a proposed new investment advisory contract between the Trust and the Adviser, including an increase in the investment adviser fee payable by the Trust to the Adviser, and submitted the proposed new investment advisory contract to the Trust's shareholders for approval. In June 2001, the Trust's shareholders approved the proposed new investment advisory contract, which now is the current investment advisory contract.


    In approving the current investment advisory contract in June 2001, including the increase in advisory fees payable by the Trust to the Adviser, and the separate administration agreement, the Trustees, including the independent Trustees, took into account the following:

    o that it is in the Trust's interest for the Adviser to remain a viable service provider to the Trust, to have the requisite economic incentive to deploy appropriate resources to management of the Trust and to have the ability to retain and attract capable personnel servicing the Trust;

    o that data reviewed by the Board (reflecting the full allocation of the Adviser's costs) suggested that the Adviser has not been adequately compensated or reimbursed for the resources, initiative and investment that the Adviser has dedicated to the Trust;

    o that, to some extent, the Adviser's profitability (or lack thereof) was a result of actions taken by the Adviser, at the behest of the Board, to increase the depth and breadth of its capabilities with respect to investment advisory and other services rendered to the Trust;

    o that historically the Trust has generally been well served by the Adviser and its personnel (whether the Adviser's performance is measured in terms of relative investment results or in terms of managing the costs to the Trust of its other service providers); and

    o that information presented to the Board suggested that the investment advisory fee and total expenses of the Trust under the current investment advisory contract would still be lower than the costs of most of the other mutual funds in its competitive universe.

    In reaching their conclusions, the Trustees took into account all factors that they deemed relevant, including

    o the investment performance of the Trust and the advisory fees that would be paid under the advisory fee arrangement as compared to those of similar funds managed by other investment advisers;

    o the nature, quality, and extent of the portfolio management and administrative services furnished by the Adviser to the Trust;

    o the Adviser's ability to maintain and enhance its ability to retain and attract capable personnel to serve the Trust;

    o the fact that all services provided under the previous investment advisory contract would be provided under either the current investment advisory contract or the separate administration agreement;

    o the fact that, until May 1, 2001, the Adviser had not sought reimbursement for substantial amounts of Trust related expenses to which it was entitled under the previous investment advisory contract', and

    o the fact that, when coupled with the administration agreement, the current investment advisory contract provides for a relatively stable and predictable level of expenses to be borne by shareholders.

With respect to the services to be provided on behalf of the Trust, the Trustees determined that the compensation payable to the Adviser under the current investment advisory contract and the administration agreement is fair and reasonable, and that the compensation is competitive with fees paid by other, similar mutual funds to other investment managers.

                   BROKERAGE ALLOCATION AND OTHER PRACTICES


    The Trust's portfolio transactions are executed by broker-dealers and banks selected by the Adviser. During the fiscal period ended October 31, 2002 and the three fiscal years ended December 31, 2001, 2000 and 1999, brokerage commissions were $215,931, $138,145, $126,997 and $159,319, respectively. The higher commissions in 2002 compared with the previous years mentioned resulted from more transactions requiring brokerage payments that year. In addition, the Adviser has increased the percentage of portfolio trades conducted on an agency basis, which requires commissions, rather than on a principal basis, where no commission is paid; the Adviser believes that, as a result of changes in the trading environment, it often obtains better execution through trading on an agency basis.



    The Adviser selects broker-dealers to execute Trust investment transactions based on many factors, including the size and type of the transaction, the reputation, experience, and quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the commission, if any. Execution at the most favorable prices and in the most effective manner possible are the primary considerations. To minimize brokerage charges, the Adviser seeks to execute portfolio transactions with a primary market maker in over-the-counter transactions, except in those circumstances where better prices and execution are available elsewhere. Purchases from market makers or other dealers will include the spread between the bid and the asked price.

    When more than one broker-dealer firm meets the foregoing criteria for a particular transaction, the Adviser may give consideration to those firms that supply research services that may contribute to the overall performance of the Trust and of the Adviser's other client accounts, and not all of these services may be used in connection with the Trust. The research services may include analysis, quotations and statistical or other information, and the Adviser may at times pay a higher commission rate than might have been available elsewhere in recognition of the value of such services; however, the transaction will always meet the Adviser's overall criteria for obtaining best execution.

    Investment decisions for the Trust are made independently from those for other clients of the Adviser and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for the Trust and for one or more other client accounts. The Adviser or its personnel may have interests in one or more of those client accounts. The Adviser has adopted allocation procedures designed to allocate securities and prices fairly between the Trust and the Adviser's various other accounts.

                      CAPITAL STOCK AND OTHER SECURITIES

    The Trust is a series of the Master Trust. The number of shares of the Trust and of the Master Trust is not limited. Except with respect to differences arising among different series as described in the Prospectus and in this Statement of Additional Information, each share of the Trust has the same rights as every other share. Shares have no preemptive right and are fully paid and non-assessable. Shares are freely transferable, and each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Trust represents an interest in the Trust proportionately equal to the interest of each other share.

    Series of Shares of the Master Trust. The Trustees of the Master Trust may create and issue additional series of shares, subject to the Investment Company Act of 1940 and the rules promulgated thereunder, when, as and if the Trust may determine, without further action by the shareholders. The Agreement and Declaration of Trust gives the Trustees authority to fix and determine the relative rights and preferences as between dfferent series as to dividends and other distributions and on liquidation or termination of the Trust, and also to determine provisions concerning investment, reinvestment, sinking or purchase trusts, conversion rights, the manner of determining Trustee remuneration with respect to such series, and conditions under which (to the extent permitted by the Investment Company Act of 1940) the several series shall have separate voting rights or no voting rights. Each series may have separate voting rights on matters in which interests of one series are different from interests of another series, and votes as a separate series on matters that affect that series alone. The consideration received from the sale of shares of any series and all assets in which such consideration is invested or reinvested and all income and proceeds thereof will irrevocably belong to that series for all purposes and they will be charged with the liabilities of the Master Trust in respect of that series, with assets and liabilities not readily identifiable to those of a particular series being allocated by the Trustees as they deem fair and equitable.

    Classes of Shares of a Series. The Board of Trustees also has the power, without shareholder approval, to divide unissued shares of any series of the Master Trust, including the Trust, into two or more classes. All classes of any series invest in the same investment portfolio. Each class of shares has its own dividends and distributions, pays certain expenses that may be different for the different classes, may have a different net asset value, may have separate voting rights on matters in which interests of one class are different from interests of another class, and votes as a class on matters that affect that class alone.

    Upon a liquidation of the Master Trust or any series of the Master Trust, holders of shares would receive a pro rata portion of the net assets remaining after settlement of liabilities, including those of the respective classes.

    Shareholder and Trustee Liability. The Agreement and Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the obligations of the Master Trust or any series thereof (including the Fund). It also provides for indemnification and reimbursement of expenses out of the property of the applicable series for any shareholder held personally liable for its obligations. The Agreement and Declaration of Trust also states that upon request, a series shall assume the defense of any claim made against a shareholder for any act or obligation of the series and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Master Trust) to be held personally liable as a "partner" in certain circumstances. However, even if those circumstances applied, the risk that a shareholder of the Master Trust would incur financial loss from being held liable as a "partner" of the Trust is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

    The contractual arrangements of the Master Trust or any series thereof state that any person doing business with the Master Trust or such series (and each shareholder of any series of the Master Trust, including the Trust) agrees under the Agreement and Declaration of the Trust to look solely to the assets of the Master Trust for satisfaction of any claim or demand that may arise out of any dealings with the Master Trust or any series. In addition, to the extent permitted by law, the Trustees shall have no personal liability to any such person.

                  PURCHASE, REDEMPTION AND PRICING OF SHARES

    Purchase and Redemption of Shares. The Trust offers its shares directly to the public without any sales charge, as described in the Prospectus. The shares also may be purchased through broker-dealers, banks, and "fund supermarkets," which may charge a fee for this service. The Trust may from time to time issue its shares in exchange for securities held in the portfolio of another investment company, trust, or securities owner. Such a transaction would generally involve the issuance of trust shares at net asset value, based upon the value of the securities acquired.

    A broker-dealer or other intermediary may be a designated agent of the Trust. If so, orders that it accepts for the purchase of shares at any time until the daily computation of the Trust's net asset value would receive that value as the purchase price per share. (The agent would then segregate any orders received after the daily computation and transmit those separately to the Trust for execution at the net asset value as determined at the end of the next trading day.) A purchase made through an intermediary that is not a designated agent of the Trust is made at the net asset value next determined after the order is actually received by the Trust.


    Share redemptions may be made directly from the Trust or through an intermediary, which may charge a fee for the service. In addition, as described in the Trust's prospectus dated February 28, 2003, the Trust permits shareholders to redeem by telephone for the sole purpose of using the redemption proceeds to purchase shares of Century Small Cap Select Fund. Shares may be redeemed at any time at net asset value, subject to a redemption fee upon redemption of shares held less than 180 days at the rate of 1.00% of the redemption proceeds, as described in more detail in the Prospectus under Shareholder Information -- Purchasing Shares. The Trust may redeem shares in any account valued at less than $500 after any redemption by the shareholder to minimize the disproportionately high administrative costs associated with small account balances. The Trust has the right to suspend redemption when the New York Stock Exchange is closed (other than on weekends or holidays) or trading on the New York Stock Exchange is restricted during any period permitted by order of the Securities and Exchange Commission for the protection of investors.


    The Trust is permitted to deliver assets in kind (in whole or in part) in lieu of cash for large redemptions pursuant to Rule 18f-1 under the Investment Company Act of 1940. The Trustees are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the liquidating value of the Trust, during any 90-day period for any one shareholder, but may make redemptions in kind above that limitation. Shareholders receiving redemptions in kind may incur brokerage costs in converting securities received in cash.

    Offering Price. The offering price of the Trust's shares is the net asset value per share. Net asset value of the Trust is determined by the Trust's custodian as described in the Prospectus. Equity securities traded on a national securities exchange or Nasdaq are valued at the last sale price on the national securities exchange on which such securities are primarily traded or Nasdaq, as the case may be. Securities for which there were no transactions on a given day or securities not listed on an exchange or Nasdaq are valued at the most recent bid prices. Other exchange-traded securities (generally foreign securities) will generally be valued based on market quotations.

    Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Other debt securities are valued by a pricing service that utilized electronic date processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such techniques are believed to more accurately reflect the fair market value for such securities. Otherwise, sale or bid prices are used. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees of the Trust.

    Securities quoted in foreign currency, if any, are valued in U.S. dollars at the foreign currency exchange rate prevailing at the time the net asset value per share is determined.

                            TAXATION OF THE TRUST


    Each of the series of the Master Trust is treated as a separate entity for federal income tax purposes and is not combined with the other series of the Master Trust. For calendar year 2002, the Trust qualified as a "regulated investment company" under the Internal Revenue Code and it intends to be so qualified throughout 2003. This special tax status means that the Trust will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, the Trust must comply with certain requirements. If the Trust fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Trust could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.


                                 UNDERWRITERS

    Under a distribution and sub-administration agreement with the Master Trust (the "Distribution Agreement"), FFS acts as the agent of the Trust in connection with the offering of shares of the Trust. FFS continually distributes shares of the Trust, but has no obligation to sell any specific quantity of Trust shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Trust. FFS does not receive any compensation for distributing the Trust's shares. However, the Adviser pays FFS a fee for certain administrative services provided to the Trust.

                       CALCULATION OF PERFORMANCE DATA

    Presentation of Data. The Trust may from time to time present its investment performance in advertisements, shareholder reports or other communications. In those communications, the Trust may compare its performance to (a) indexes of groups of unmanaged stocks, such as the Standard and Poor's Stock Indexes, the Dow Jones Averages, and the Nasdaq and Russell stock indexes, (b) indexes of mutual funds prepared by independent organizations such as Lipper Analytical Services, Inc. and Morningstar, and (c) the Consumer Price Index demonstrating changes in the average cost of living. The investment performance of the Trust or such indexes may be calculated, ranked, rated or otherwise described by independent publications or analysts such as Barron's, Business Week, Forbes, Fortune, Investor's Business Daily, Lipper Analytical Services, Inc., Money Magazine, Morningstar, Mutual Trust Forecaster, No Load Trust X, The Value Line Mutual Trust Survey, The Wall Street Journal, Wiesenberger Investment Companies Service, Consumers Digest, Consumer Reports, Financial World, Kiplinger's Personal Finance Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, and Worth, and such information may also be presented, as well as performance listings or rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Ibbotson Associates, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper, Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc.

    In such communications from time to time the Trust may also present historical information depicting the value of a hypothetical account of the Trust since inception; it may reproduce material from previous Trust prospectuses, reports, or other documents for illustrative or comparative purposes; and it may provide general current or historical information about economic, political, or business conditions affecting the industry sectors in which it invests. Such information may be presented in various forms, including through quotations from publications such as those listed above or quotations from interviews given by one or more portfolio managers or other employees of the Adviser to print media, such as The Wall Street Journal or Business Week, or any electronic news media.

    In presenting investment results, the Trust may also include references to certain financial planning concepts, including (a) an investor's need to evaluate his financial assets and obligations to determine how much to invest;
(b) his need to analyze the objectives of various investments to determine where to invest; and (c) his need to analyze his time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets.


    Average Annual Total Return. An investment in shares of the Trust with all dividends reinvested would have provided the average annual compounded rates of return, including after-tax returns, listed below for each of the 1-, 5- and 10-year periods ended October 31, 2002:

                                                 Average Annual Total Returns
                                                 ----------------------------
                                             1 Year        5 Years      10 Years
                                             ------        -------      --------
    Return Before Taxes                     (5.72)%          4.62%       10.46%
    Return After Taxes on Distributions     (7.43)%          2.73%        8.60%
    Return After Taxes on Distributions
      and Sale of Trust Shares              (1.69)%          3.61%        8.31%


         Average annual total returns, both before and after taxes, are computed as follows. A hypothetical investment of $1,000 ("Invested Amount") is assumed to have been made at the beginning of the investment period, resulting in the purchase of a certain number of shares at the effective net asset value. All income dividend and capital gain distributions made by the Trust over such period are assumed to have been reinvested in additional shares at the then effective net asset value, thereby increasing share holdings; in the case of after-tax returns, these distributions also are assumed to have been reinvested after taxes due on such distributions. At the end of the investment period, the number of shares then assumed held is multiplied by the ending net asset value, resulting in the amount which the assumed investment would have been worth on redemption at that time ("Redeemed Amount"); in the case of Return After Taxes on Distributions, there are assumed to be no tax consequences on redemption; in the case of Return After Taxes on Distributions and Sale of Trust Shares, however, the Redeemed Amount reflects, as applicable, the subtraction of capital gains taxes resulting from the redemption or the addition of tax benefits from capital losses resulting from the redemption. The Redeemed Amount is then compared to the Invested Amount, and the average annual compounded rate of return is derived for the period by application of a standard compound interest rate calculation.

In addition, for after-tax returns, the highest individual marginal federal income tax rates in effect on the date of reinvestment of the dividend is applied to each component of the distribution (e.g., ordinary income, short-term capital gain or long-term capital gain). No taxes are due on the portions of the distributions that are classified as exempt interest or that are nontaxable, such as returns of capital. The highest federal individual capital gains rate for each type of gain (e.g., short-term or long-term) in effect on the date of the redemption is used to determine the net taxes due on the redemption. The applicable tax rates used for determining taxes on distributions and redemptions may vary over the measurement periods. State and local taxes are not considered in these calculations. The after-tax calculations also disregard the effect of phase outs of certain exemptions, deductions and credits at various income levels, and the impact of the federal alternative minimum tax. Actual after-tax performance will differ depending on a shareholder's individual circumstances.

The Return Before Taxes figures provided above are computed by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to the formula P(1 + T)\n/ = ERV, where:

      P    = a hypothetical initial payment of $1,000,

      T    = average annual total return,

      n    = number of years, and

      ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

The Return After Taxes on Distributions figures provided above are computed similarly, except that ERV is replaced by the term ATV/D\, which is the ending value of a hypothetical $1,000 payment made at the beginning of the l-, 5- or 10-year periods (or fractional portion thereof), after taxes on Trust distributions but not after taxes on redemption.

The Return After Taxes on Distributions and Sale of Trust Shares figures provided above also are computed similarly, except that ERV is replaced by the term ATV/DR\, which is ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods (or fractional portion thereof), after taxes on Trust distributions and redemption.

                             FINANCIAL STATEMENTS


    The Trust's financial statements appearing in the Trust's annual report for its fiscal period ended October 31, 2002 and the report thereon of Deloitte & Touche LLP, independent accountants, also appearing therein, are incorporated by reference into this Statement of Additional Information. You may obtain copies of the annual report without charge upon request to the Trust.

                          CENTURY SMALL CAP SELECT FUND

                               One Liberty Square
                           Boston, Massachusetts 02109
                          800-321-1928 or 617-482-3060
                              email@centuryfunds.com





                       STATEMENT OF ADDITIONAL INFORMATION


                                February 28, 2003


Century Capital Management Trust (Master Trust) is registered as an open-end management company. Century Small Cap Select Fund (Fund) is a series of the Master Trust.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE PROSPECTUS. It supplements the Fund's Prospectus dated February 28, 2003 and should be read together with the Prospectus. You may obtain a copy of the Prospectus free of charge by writing, calling or sending an email to the Fund.


                      -----------------------------------

                                TABLE OF CONTENTS


The Fund .................................................................    2
The Fund's Investment Policies and Related Risks .........................    2
Management of the Fund ...................................................    6
Control Persons and Principal Holders of Securities ......................    9
Investment Advisory and Other Services ...................................    9
Brokerage Allocation and Other Practices .................................   11
Capital Stock and Other Securities .......................................   12
Purchase, Redemption and Pricing of Shares ...............................   13
Taxation of the Fund .....................................................   14
Underwriters..............................................................   14
Calculation of Performance Data ..........................................   15
Financial Statements .....................................................   16


                      -----------------------------------

                                    THE FUND

      Century Small Cap Select Fund is a series of the Master Trust, which is a "Massachusetts business trust." The Master Trust and the Fund were organized under the laws of Massachusetts in August 1999.

               THE FUND'S INVESTMENT POLICIES AND RELATED RISKS

      The Fund operates as a diversified, open-end management investment company. The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment adviser, Century Capital Management, Inc. (Adviser), can select for the Fund. It also provides information about additional strategies that the Fund may use to try to achieve its investment objective. There can be no assurance that the Fund will achieve its objective.

      The composition of the Fund's portfolio and the techniques and strategies that the Adviser may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

      Investments in Smaller Company Equity Securities. The Fund focuses its investments in equity securities of smaller companies. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. The Fund's investments primarily include stocks of companies having a market capitalization at the time of investment of up to $2 billion (or as defined by the largest companies in the Russell 2000 Index, if greater). The size of companies in the Russell 2000 changes with market conditions and the composition of the index. The Fund also expects to hold a portion of its assets in securities of issuers having a larger market capitalization. Although under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities having small market capitalization, the Fund may decrease this allocation for temporary defensive reasons as described in the Prospectus.

      Current income is not a criterion used to select portfolio securities. However, certain debt securities may be selected for the Fund's portfolio for defensive or diversification purposes (including debt securities that the Adviser believes may offer some opportunities for capital appreciation when stocks are disfavored). Other debt securities may be selected because they are convertible into common stock, as discussed below under "Convertible Securities."

      Securities of smaller capitalization issuers may be traded on securities exchanges or in the over-the-counter markets. The over-the-counter markets, both in the U.S. and abroad, may have less liquidity than securities exchanges. That may make it more difficult for the Fund to sell a security when it wants to, or may adversely affect the price the Fund will be able to obtain.

      Among the companies in which the Fund may invest are small, unseasoned companies that may have been in operation for only a short period. Securities of these companies may be subject to more volatility in their prices even than smaller companies generally. They might have a more limited trading market, which could adversely affect the Fund's ability to dispose of them and may reduce the price the Fund might be able to obtain for them. For example, other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security.

      Preferred Stock. Preferred stock, unlike common stock, generally has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend that exceeds the stated dividend in certain cases.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions before maturity, which can also have a negative impact on prices when interest rates decline. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights of holders of a corporation's debt securities or other creditors.

      Convertible Securities. Convertible securities are generally a form of debt security with a feature allowing conversion into equity securities, so the Adviser considers them to be equivalent to "equity securities." As a result, the rating assigned to the security has less impact on the Adviser's investment decision with respect to convertible debt securities than in the case of non-convertible fixed income securities. Convertible securities typically rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security: it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.

      The Fund has no limitations on the ratings of the convertible debt securities that it can buy. They may include securities that are investment grade or below investment grade. Securities that are below investment grade (whether they are rated by a nationally-recognized rating organization or are unrated securities that the Adviser deems to be below investment grade) have greater risks of default than investment grade securities. In addition, debt securities are subject to interest rate risk. Their values tend to fall when interest rates rise. The Fund does not anticipate that it will invest a substantial amount of its assets in these types of securities.

      Rights and Warrants. The Fund also may invest in warrants or rights. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants typically have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      Foreign Securities. Although the Fund intends to focus its investments in the securities of companies based in North America, including Bermuda, it will generally also purchase equity securities issued or guaranteed by companies organized and based in countries other than in North America. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are: reduction of income by foreign taxes; fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulties in commencing lawsuits; higher brokerage commission rates than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and unfavorable differences between the U.S. economy and foreign economies. In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund trades its portfolio securities. For example, if a fund sells all of its securities during the fiscal year, its portfolio turnover rate would be 100% annually. The Fund's portfolio turnover rate will fluctuate from year to year. The Fund does not expect to have a portfolio turnover rate of more than 100% annually, but the Adviser's investment strategies may require higher turnover from time to time, particularly in the initial phase. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year in order to avoid excise taxes under the Internal Revenue Code.

      Other Investment Techniques and Strategies. In seeking its objective, although not as part of its principal strategies, the Fund from time to time may employ the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

      Hedging. The Fund may from time to time use hedging techniques to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. While there are many hedging techniques, the Fund currently contemplates only buying put options ("puts") on securities. However, the Fund may in the future employ other hedging instruments and strategies if they are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund. The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and gains the right to attempt to protect itself against a decline in the value of the underlying investment below the exercise price during the put period by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      The use of hedging instruments requires special skills and knowledge of investment techniques. If the Adviser uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. For example, the exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put. The Fund could pay a brokerage commission each time it buys a put or sells an underlying investment in connection with the exercise of a put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.

      Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, pending the investment of the proceeds from sales of Fund shares, pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below. In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet any credit requirements that may be set by the Fund's Board of Trustees from time to time. Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Adviser will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Temporary Defensive Strategies and Other Investments. The Fund may from time to time invest in instruments not described above if the Adviser deems that to be consistent with the Fund's objective and policies. It also may vary its investments or the allocation among them for temporary defensive reasons, as described in the Prospectus.

      In addition, to raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of Trustees. When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The Fund currently does not intend to engage in loans of securities, but if it does so, such loans will not likely exceed 5% of the value of Fund's total assets and, in any event, will be limited to not more than 10% of such value.

      There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      Fundamental Policies. Except where stated to be non-fundamental, the following additional investment restrictions are fundamental policies of the Fund that may only be changed with the approval of a majority of the outstanding voting securities of the Fund.

      o The Fund may borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities (a speculative technique known as "leverage"), for temporary defensive reasons or if necessary or advisable to fund redemptions of Fund shares. The Fund may borrow only from banks. Under current regulatory requirements, borrowings can be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If the value of the Fund's assets fails to meet this 300% asset coverage requirement, the Fund will reduce its bank debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time. The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, the Fund's expenses will be greater than comparable funds that do not borrow. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow. Currently, the Fund does not contemplate borrowing for leverage, and if it does so, it will not likely do so to a substantial degree. The Fund has a non-fundamental policy that, during any period that the Fund's borrowings exceed 5% of its total assets, the Fund will not purchase portfolio securities. The Fund cannot pledge, mortgage or otherwise encumber, transfer or assign its assets to secure a debt. However, the use of escrow or other collateral arrangements in connection with the Fund's policies on borrowing is permitted.

      o The Fund may not lend money. However, it can invest in debt securities that the Fund's investment policies and restrictions permit it to purchase. The Fund may also lend its portfolio securities and enter into repurchase agreements.

      o The Fund may not invest in real estate or in interests in real estate. However, the Fund can purchase securities of companies holding real estate or interests in real estate.

      o The Fund may not underwrite securities of other companies. A permitted exception would be a case in which it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

      o The Fund may not issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities, which are not principal investment strategies, include borrowing money and investing in reverse repurchase agreements, as described above, as well as other techniques such as delayed-delivery and when-issued arrangements for portfolio securities transactions.

      Concentration. As described in the Prospectus, the Fund has a policy of concentrating its investments in the financial services and health care group of industries. The Adviser believes that, as the world's population ages, the demands on companies offering health care and financial services will increase dramatically and alter the way retirement and lifestyle services are delivered. The fastest growing segment are those over 85 years old. Providing care (and paying for it) for this burgeoning population is predicted to be a growing priority and growth segment of the economy of developed nations. The Adviser also focuses on companies whose business involves increasing the efficiency of companies in the financial and health care services fields, which - it believes
- are only beginning to rationalize their historically high administrative expense levels in order to expand their services and add more value to clients and shareholders.

                             MANAGEMENT OF THE FUND

      The Trustees named below are responsible for setting policy and overseeing the Fund's activities. The Trustees hire and supervise the performance of the companies that provide services to the Fund, such as the investment adviser, the independent accountants, and the custodian.

      As a Massachusetts business trust, the Master Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Master Trust will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right to elect Trustees only as and when required by the Investment Company Act of 1940, and may remove a Trustee in accordance with the Master Trust's Declaration of Trust and Bylaws.

      The following table provides information regarding each Trustee and officer of the Master Trust:


                                                                                            NUMBER OF
                                                                                            PORTFOLIOS
                                               TERM OF                                      IN FUND          OTHER
                                               OFFICE++ AND                                 COMPLEX          DIRECTORSHIPS
NAME, ADDRESS              POSITION(s) HELD    LENGTH OF      PRINCIPAL OCCUPATION(s)       OVERSEEN         HELD BY
AND AGE                    WITH MASTER TRUST   TIME SERVED    DURING PAST 5 YEARS           BY DIRECTOR      DIRECTOR
-------                    -----------------   -----------    -----------------------       -----------      -------------
INDEPENDENT TRUSTEES
John E. Beard              Trustee             12/99 to       Ropes & Gray,                       2          The Timberland Company;
194 Glezen Lane                                present        Partner                                        BTU International, Inc.
Wayland, MA                                    (3 years)     (until 12/31/00;
  Age: 70                                                     of Counsel thereafter)
                                                              (attorneys)

Ernest E. Monrad           Trustee             12/99 to       Northeast Investors Trust,          2          New America High
50 Congress Street                             Present        Trustee (Chairman until 5/01)                  Income Fund
Suite 1000                                     (3 years)      (investment company)
Boston, MA                                                    Northeast Investors Growth
  Age: 72                                                     Fund, Chairman Trustee and
                                                              Assistant Treasurer
                                                              (investment company)
                                                              Northeast Investment
                                                              Management, Inc.,
                                                              Vice President and Director
                                                              (investment adviser)

Michael J. Poulos          Trustee             12/99 to       Western National Corporation        2          Technical Olympic
2121 Kirby Drive, #73                          Present        (holding company) and                          USA, Inc.
Houston, TX                                    (3 years)      Western National Life
  Age: 72                                                     Insurance Company,
                                                              Chairman, President and
                                                              Chief Executive Officer
                                                              (until 2/98; retired thereafter)

Jerry S. Rosenbloom        Trustee             12/99 to       The Wharton School                  2          Harleysville Group,
308 Colonial Penn Center                       Present        University of Pennsylvania,                    Inc.;
3641 Locust Walk                               (3 years)      Frederick H. Ecker,                            Annuity & Life Re
Philadelphia, PA                                              Emeritus Professor of                          (Holdings), Ltd.
  Age: 63                                                     Insurance and Risk Management

INSIDE TRUSTEES AND OFFICERS

Allan W. Fulkerson*+       Chairman of the     12/99          Century Capital Management,         2          HCC Insurance
One Liberty Square         Trustees            to Present     Inc., President and Director                   Holdings, Inc.;
Boston, MA                                                    (investment adviser)#;                         Montpelier Re
  Age: 69                                                      CCP Capital, Inc.,                            Holdings, Inc.;
                                                               President and Director                        International
                                                               (management services)#;                       Financial Group, Inc.
                                                               CCP Capital II, LLC,
                                                               Managing Member
                                                               (management services)#;
                                                               CCP Capital III, Inc.,
                                                               President and Managing Director
                                                               (management services)#;
                                                               Massachusetts Fiduciary
                                                               Advisors, Inc.,
                                                               President and Director
                                                               (investment adviser until 12/00)#

Davis R. Fulkerson*+       Trustee             09/00 to        Century Capital Management,         2
One Liberty Square                             Present         Inc., Managing Director
Boston, MA                                                     (investment adviser)#;
  Age: 37                                                      CCP Capital II, LLC,
                                                               Managing Member
                                                               (management services)#;
                                                               CCP Capital III, Inc.
                                                               Managing Director
                                                               (management services)#;
                                                               Massachusetts Fiduciary
                                                               Advisors, Inc., Vice
                                                               President (since 3/99)
                                                               (investment adviser until 12/00)#

Alexander L. Thorndike*    Trustee and         12/99 to        Century Capital Management,         2
One Liberty Square         Chief Investment    Present         Inc., Managing Director
Boston, MA                 Officer                             (since 1/99)
  Age: 37                                                      (investment adviser)#;
                                                               CCP Capital II, LLC,
                                                               Managing Member
                                                               (management services)#;
                                                               William Blair and Company
                                                               LLC, Analyst (until 1/99)
                                                               (broker-dealer)

Steven Alfano              Secretary,          09/01 to       Century Capital Management,
One Liberty Square         Principal           Present        Inc., Assistant Vice President
Boston, MA                 Accounting          and 11/02      (10/98-9/00), Vice President
Age: 44                    Officer             to Present,    and Managing Director
                                               Respectively   (since 9/00), Treasurer and Clerk
                                                              (since 6/02)
                                                              (investment adviser)#;
                                                              CCP Capital II, LLC
                                                              Managing Member
                                                              (management services)#;
                                                              CCP Capital III, Inc.
                                                              Secretary and Treasurer
                                                              (management services)#;
                                                              Massachusetts Fiduciary
                                                              Advisors, Inc., Assistant
                                                              Vice President (until 3/99),
                                                              Vice President
                                                              (since 3/99)
                                                              (investment adviser until 12/00)#

------------

++ Each of the Master Trust's current independent Trustees may continue to serve only until the month of July after he reaches the age of 72 years. Independent Trustees first elected after September 28, 2000, may continue to serve only until the month of
   July after such independent Trustee reaches the age of 75 years.

   For interested Trustees or officers, however, there is no stated term of office. All Trustees otherwise continue to serve after election either until their resignation or their removal in accordance with the Agreement and Declaration of Trust of the Master
   Trust or until a meeting of shareholders for the election of Trustees is required by the Investment Company Act of 1940. The
   Chairman of the Trustees and the Secretary are elected annually by the Trustees.

*  Indicates that the Trustee is an interested person of the Fund by virtue of being an officer or employee of the Fund's investment adviser. Messrs. Allan W. Fulkerson and Alexander L. Thorndike also are interested persons of the Fund by virtue of being officers of the Master Trust.

+  Davis R. Fulkerson is Allan W. Fulkerson's son.

#  Indicates a position with an entity that may be deemed an "affiliated person" of the Fund.


The Board of Trustees has established three standing committees to facilitate the timely and efficient consideration of all matters of importance to non-interested Trustees, the Master Trust, the Fund, and Fund shareholders and to facilitate compliance with legal and regulatory requirements.

The Audit Committee is composed of Messrs. Beard, Monrad (Chair), Poulos and Rosenbloom. The committee reviews audit plans, fees and other material arrangements in respect of the engagement of auditors and recommends to the Trustees the selection of auditors. The committee also reviews with the auditors the financial affairs of the Fund and the Master Trust and the audit procedures and results of the audit, as well as reports to the Trustees on its activities. During the fiscal year ended October 31, 2002, the committee held 1 meeting.

The Ethics and Oversight Committee is composed of Messrs. Beard, Monrad, Poulos and Rosenbloom (Chair). The committee maintains and updates procedures for ensuring compliance by the Fund and the Master Trust and its personnel with ethical and regulatory requirements. The committee also oversees the operation of such procedures and reports to the Trustees on its activities. During the fiscal year ended October 31, 2002, the committee held 1 meeting.

The Nominating Committee is composed of Messrs. Beard (Chair), Monrad, Poulos and Rosenbloom. The committee recruits and recommends new Trustees and officers of the Fund and the Master Trust when vacancies occur. The committee also recommends Trustees to serve on committees and to chair such committees and reports to the Trustees on its activities. The Nominating Committee will consider nominees to the Board of Trustees recommended by shareholders. Recommendations should be submitted to the committee in care of the Secretary of the Master Trust. During the fiscal year ended October 31, 2002, the committee held 1 meeting.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all series of the Master Trust in the aggregate overseen by the Trustee as of December 31, 2002.

                                                                                 Aggregate Dollar Range of Equity
                                                                                   Securities in all Registered
                                                                                   Investment Companies Overseen
                                          Dollar Range of Equity                       by Director in Family
           Trustee                        Securities in the Fund                      of Investment Companies
           -------                        -----------------------                   --------------------------

INDEPENDENT TRUSTEES:
John E. Beard                                 None                                       Over $100,000
Ernest E. Monrad                              $10,000-$50,000                            Over $100,000
Michael J. Poulos                             None                                       Over $100,000
Jerry S. Rosenbloom                           Over $100,000                              Over $100,000

INSIDE TRUSTEES:
Allan W. Fulkerson                            Over $100,000                              Over $100,000
Davis R. Fulkerson                            $50,000-$100,000                           Over $100,000
Alexander L. Thorndike                        Over $100,000                              Over $100,000

      Messrs. Allan and Davis Fulkerson and Thorndike are affiliated with the Adviser and receive no compensation from the Fund. The remaining Trustees of the Master Trust received the compensation shown below from the Fund and from Century Shares Trust (another series of the Master Trust and also managed by the Adviser) with respect to the Fund's fiscal year ending October 31, 2002.


                                           PENSION OR           TOTAL
                                           RETIREMENT        COMPENSATION
                                            BENEFITS           FROM FUND
                                             ACCRUED           AND FUND
                         AGGREGATE         AS PART OF           COMPLEX
 NAME OF PERSON,       COMPENSATION           FUND              PAID TO
    POSITION           FROM THE FUND       EXPENSES (1)         TRUSTEES
 ---------------      -------------        ------------       -----------

John E. Beard,
Trustee                   $ 2,000              --               $ 22,000

Ernest E. Monrad,
Trustee                   $ 2,000              --               $ 22,000

Michael J. Poulos,
Trustee                   $ 2,000              --               $ 22,000

Jerry S. Rosenbloom,
Trustee                   $ 2,000              --               $ 22,000

--------

(1) The Fund neither sponsors nor pays pension or retirement benefits to Trustees or officers of the Fund.


Both the Master Trust and the Adviser have adopted codes of ethics under Rule 17j-1 of the Investment Company Act of 1940. Both codes of ethics permit personnel of the Master Trust and the Adviser, subject to the codes, to invest in securities, including securities that may be purchased or held by the Fund.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


      As of January 31, 2003, the Trustees and officers as a group owned 3.76% of the outstanding shares of the Institutional Class and 1.71% of the outstanding shares of the Investor Class. As of January 31, 2003, Charles Schwab & Co., Inc., 9601 E. Panorama Circle, Englewood, CO 80112-3441, Wentworth Institute of Technology, 550 Huntington Avenue, Boston, MA, 02115 and National Financial Services Corp. 200 Liberty St., One World Financial Center, New York, NY 10281-5500 were the record owners of accounts with share balances equal to approximately 14.8%, 9.9% and 6.4%, respectively, of the outstanding shares of the Institutional Class. As of January 31, 2003, National Financial Services Corp, 200 Liberty St., One World Financial Center, New York, NY 10281-5500, Charles Schwab & Co. Inc., 9601 E. Panorama Circle, Englwood, CO, 80112-3441, and Donaldson Pershing LLC, Mutual Funds, 5th Floor, P.O. Box 2052, Jersey City, NJ, 07303-2052 were the record owners of accounts with share balances equal to approximately 13.2%, 13.1% and 5.5%, respectively, of the outstanding shares of the Investor Class.


                     INVESTMENT ADVISORY AND OTHER SERVICES

      Investment Adviser. Century Capital Management, Inc., the Fund's investment adviser, is solely owned by its officers and certain related persons. Allan W. Fulkerson, who exercises voting control over the Adviser, is both Chairman of the Trustees of the Master Trust and President and a Director of the Adviser. Davis R. Fulkerson is a Trustee of the Master Trust, Alexander
L. Thorndike is the Chief Investment Officer and a Trustee of the Master Trust, and they, along with Steven Alfano, Secretary and Principal Accounting Officer of the Master Trust, each serve as a Managing Director of the Adviser.


      The Fund pays the Adviser a management fee at the end of every month. The fee is determined and accrued on a daily basis by calculating a basic fee equal to 0.95% per annum, dividing it by 365, and applying the result to the Fund's closing net assets for the day. After giving effect to the fee waiver and expense reimbursement described in the Fund's prospectus dated February 28, 2003, for the fiscal years ended October 31, 2002, 2001 and 2000, the Fund paid the Adviser total fees of $217,980, $74,004 and $15,026, respectively.


      As investment adviser to the Fund, the Adviser acts with discretionary authority to invest the Fund's assets. The Adviser also performs (or arranges for performance of) certain management and administrative services necessary for the operation of the Fund. These services include providing office space, equipment and facilities, supervising relations with the Fund's custodian, transfer agent, accountants, attorneys and other third-party service providers, preparing shareholder communications, conducting shareholder relations, maintaining the Fund's existence and records and maintaining the Fund's registration and qualification for sale of its shares. The Adviser may be reimbursed by the Fund for the allocated cost of the Adviser's employees' providing shareholder, transfer agent and accounting services to the Fund. The Fund will pay, or may reimburse the Adviser for, its organization and start-up costs and all other expenses not borne by the Adviser. The Adviser's management fee is allocated to each class of shares based upon the relative portion of the Fund's net assets represented by that class, as are other fund expenses unless allocations can be made directly to a class, as with the expenses of distributing and servicing Investor Shares under the Distribution and Service (12b-1) Plan, transfer and shareholder servicing agent fees and expenses, and the costs of holding shareholder meetings (to the extent such expenses pertain only to a specific class).

      The Adviser may from time to time bear expenses for the Fund, subject to reimbursement of all or part of such amounts by the Fund or the respective classes. Additionally, the Adviser may elect at any time to waive some or all of its management fee, and if it does so, may discontinue the waiver at any time.

      The investment advisory agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Adviser shall not be liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

      The agreement permits the Adviser to act as investment advisor for any other person, firm or fund. The agreement permits the Fund to use the name "Century," which is used by the Adviser under license, only so long as the Adviser is permitted to use such name by the owner thereof. If the Adviser shall no longer be permitted to use the name Century, the Adviser will withdraw the right of the Fund to use the name Century as part of its name unless the Fund made separate arrangements with the owner.

      Principal Underwriter and Sub-Administrator. Forum Fund Services, LLC ("FFS"), Two Portland Square, Portland, Maine 04101, serves as the distributor (also known as principal underwriter) and sub-administrator of the shares of the Fund pursuant to a distribution and sub-administration agreement with the Fund. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. FFS is not entitled to receive any compensation for distributing the Fund's shares. However, the Adviser pays FFS a fee for certain administrative services provided to the Funds and, to the extent such services relate to distribution and/or servicing of the Investor Shares, the Fund, in its discretion, may pay a portion of those fees from time to time pursuant to the Distribution and Service Plan described below.


      Distribution and Service Plan. The Fund has adopted a Distribution and Service Plan (Plan) for the Investor Shares under Rule 12b-1 of the Investment Company Act. Under this Plan, the Fund and the Adviser (out of its own resources, including the management fee it receives from the Fund, without limitation) may pay for all or a portion of the costs incurred in connection with the distribution and/or servicing of the Investor Shares. Among other things, they may make payments to brokers, dealers or other financial institutions, including to FFS as described above, for distribution, administrative, and account maintenance services they perform, including financing payment of sales commissions and/or the advance of service fee payments and may bear the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders), and certain other distribution expenses. All such payments are subject to the review and approval of the independent Trustees.(1) Under the Plan, the 0.25% per annum maximum service and distribution fee payable by the Fund is computed on the average of the net asset value of Investor Shares, determined as of the close of each regular business day during the applicable period. During the fiscal year ended October 31, 2002 the Fund made payments of $11,878 for fund literature, $4,174 for advertising, and $13,942 for other fees (distribution).


----------
(1) The term "independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

      The Plan has been approved by a vote of the Board of Trustees, including a majority of the independent Trustees, cast in person at a meeting called for the purpose of voting on it. The Plan also has been approved by the holders of a "majority" (as defined in the Investment Company Act) of the shares of the applicable class. Unless the Plan is terminated as described below, it will continue in effect from year to year but only if the Master Trust's Board of Trustees and its independent Trustees specifically vote annually to approve its continuance by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. The Board of Trustees and the independent Trustees must approve all material amendments to the Plan, and an amendment to increase materially the amount of payments to be made under the Plan must be approved by the Investor class shareholders. The Plan may be terminated at any time by the vote of a majority of the independent Trustees or by the vote of the holders of a "majority" of the outstanding Investor shares.

      The Plan states that while it is in effect, the selection and nomination of those Trustees of the Master Trust who are not "interested persons" of the Master Trust committed to the discretion of the independent Trustees. This does not prevent the involvement of others in the selection and nomination process, as long as the final decision as to selection or nomination is approved by a majority of the independent Trustees.

      Transfer Agent and Dividend Paying Agent. Forum Shareholder Services,
LLC, 2 Portland Square, Portland, Maine acts as the Fund's transfer and dividend paying agent with respect to both its Institutional Shares and Investor Shares.

      Custodian. State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, acts as the custodian of the Fund's cash and investment securities. The custodian also is responsible for receipt and delivery of the Fund's investment securities, as well as other matters specified in the custodial agreement.

      Accountants. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, act as the independent accountants for the Fund. The independent accountants are responsible for auditing the Fund's financial statements.

           BOARD APPROVAL OF THE CURRENT INVESTMENT ADVISORY CONTRACT

The Trustees, including the independent Trustees, approved the renewal of the Fund's current investment advisory contract with the Adviser in November 2002. Approval was based on the Trustees' conclusion that, in light of the following, it is in the Fund's best interest to retain the Adviser under the current contract:

  o historically the Fund has generally been well served by the Adviser and its personnel (whether the Adviser's performance is measured in terms of relative investment results or in terms of managing the costs to the Fund of its other service providers);

  o information presented to the Trustees showed that the investment advisory fee and total expenses of the Fund, particularly after giving effect to the fee waiver and expense reimbursement described in the Fund's prospectus, under the current investment advisory contract are lower than the costs of many of the other mutual funds in its competitive universe, including those that experienced comparable investment performance;

  o it is in the Fund's interest for the Adviser to remain a viable service provider to the Fund, to have the requisite economic incentive to deploy appropriate resources to management of the Fund and to have the ability to retain and attract capable personnel servicing the Fund; and

  o the Adviser has taken actions, at the behest of the Trustees to increase the depth and breadth of its capabilities with respect to investment advisory and other services rendered to the Fund.

In reaching their conclusions, the Trustees considered detailed information and took into account all factors that they deemed relevant, including:

  o the investment performance of the Fund and the advisory fees that would be paid under the investment advisory contract as compared to those of similar funds managed by other investment advisers;

  o the nature, quality, and extent of the portfolio management and administrative services furnished by the Adviser to the Fund;

  o the Adviser's financial condition and results of operations;

  o the Adviser's ability to maintain and enhance its ability to retain and attract capable personnel to serve the Fund; and

  o the fact that, since the Fund commenced operations, the Adviser has waived fees and reimbursed Fund expenses so that net annual operating expenses would not exceed 1.80% for the Investor Class and 1.45% for the Institutional Class, and has committed to doing so until at least February 24, 2004; and

  o the fact that the current investment advisory contract provides for a relatively stable and predictable level of expenses to be borne by shareholders.

With respect to the services to be provided on behalf of the Fund, the Trustees determined that the compensation payable to the Adviser under the current investment advisory contract is fair and reasonable, and that the compensation is competitive with fees paid by other, similar mutual funds to other investment managers.

                   BROKERAGE ALLOCATION AND OTHER PRACTICES


      The Fund's portfolio transactions are executed by broker-dealers and banks selected by the Adviser. During the fiscal years ended October 31, 2002, 2001 and 2000, brokerage commissions were $98,147, $13,254 and $2,741, respectively. The higher commissions in 2002 compared with 2001 and 2000 resulted from more transactions requiring brokerage payments during that year. In addition, the Adviser has increased the percentage of portfolio trades conducted on an agency basis, which requires commissions, rather than on a principal basis, where no commission is paid; the Adviser believes that, as a result of changes in the trading environment, it often obtains better execution through trading on an agency basis.




      The Adviser selects broker-dealers to execute Fund investment transactions based on many factors, including the size and type of the transaction, the reputation, experience, and quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the commission, if any. Execution at the most favorable prices and in the most effective manner possible are the primary considerations. To minimize brokerage charges, the Adviser seeks to execute portfolio transactions with a primary market maker in over-the-counter transactions, except in those circumstances where better prices and execution are available elsewhere. Purchases from market makers or other dealers will include the spread between the bid and the asked price.

      When more than one broker-dealer firm meets the foregoing criteria for a particular transaction, the Adviser may give consideration to those firms that supply research services that may contribute to the overall performance of the Fund and of the Adviser's other client accounts, and not all of these services may be used in connection with the Fund. The research services may include analysis, quotations and statistical or other information, and the Adviser may at times pay a higher commission rate than might have been available elsewhere in recognition of the value of such services; however, the transaction will always meet the Adviser's overall criteria for obtaining best execution.

      Investment decisions for the Fund are made independently from those for other clients of the Adviser and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for the Fund and for one or more other client accounts, including other investment companies and accounts in which the Adviser or its affiliates may have interests. In such cases, purchase or sale orders may be aggregated if the Adviser determines that will facilitate execution or obtaining a favorable price, or the Fund and any of such other accounts may receive a price that represents the average price of several transactions in the same security. The Adviser has adopted allocation procedures designed to allocate securities and prices fairly between the Fund and the Adviser's various other accounts.

                       CAPITAL STOCK AND OTHER SECURITIES

      The Fund is a series of the Master Trust. The number of shares of the Fund and of the Master Trust is not limited. Except with respect to differences arising among different series and different classes within a series as described in the Prospectus and in this Statement of Additional Information, each share has the same rights as every other share. Shares have no preemptive rights and are fully paid and non-assessable. Shares are freely transferable, and each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      Series of Shares of the Master Trust. The Fund is a series of shares under the Master Trust. The Trustees may create and issue additional series of shares, subject to the Investment Company Act of 1940 and the rules promulgated thereunder, when, as and if they may determine, without further action by the shareholders. The Declaration of Trust gives the Trustees authority to fix and determine the relative rights and preferences as between different series as to dividends and other distributions and on liquidation or termination of the Fund, and also to determine provisions concerning investment, reinvestment, sinking or purchase trusts, conversion rights, the manner of determining Trustee remuneration with respect to such series, and conditions under which (to the extent permitted by the Investment Company Act of 1940) the several series shall have separate voting rights or no voting rights. Each series may have separate voting rights on matters in which interests of one series are different from interests of another series, and votes as a separate series on matters that affect that series alone. The consideration received from the sale of shares of any series and all assets in which such consideration is invested or reinvested and all income and proceeds thereof will irrevocably belong to that series for all purposes, and they will be charged with the liabilities of the Fund in respect of that series, with assets and liabilities not readily identifiable as those of a particular series being allocated by the Trustees as they deem fair and equitable.

      Classes of Shares of a Series. The Board of Trustees also has the power, without shareholder approval, to divide unissued shares of any series of the Trust, including the Fund, into two or more classes. The Fund currently has two classes of shares: the Investor and Institutional classes. All classes of any series invest in the same investment portfolio. Each class of shares has its own dividends and distributions, pays certain expenses that may be different for the different classes, may have a different net asset value, may have separate voting rights on matters in which interests of one class are different from interests of another class, and votes as a class on matters that affect that class alone.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of Fund expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to independent Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include the Distribution and Service Plan fees for the Investor Shares, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

      Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Investor class shares are expected to be lower than dividends on Institutional class shares because of the effect of the asset-based Distribution and Service Plan charge on Investor class shares. Those dividends also will differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Upon a liquidation of the Master Trust or Fund, holders of shares would receive a pro rata portion of the net assets remaining after settlement of liabilities, including those of the respective classes.

      Shareholder and Trustee Liability. The Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the obligations of the Master Trust or any series thereof (including the Fund). It also provides for indemnification and reimbursement of expenses out of the property of the applicable series for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, a series shall assume the defense of any claim made against a shareholder for any act or obligation of the series and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Master Trust) to be held personally liable as a "partner" in certain circumstances. However, even if those circumstances applied, the risk that a shareholder of the Master Trust would incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The contractual arrangements of the Master Trust or any series thereof state that any person doing business with the Master Trust or such series (and each shareholder of any series of the Master Trust, including the Fund) agrees under the Declaration of Trust to look solely to the assets of the Master Trust for satisfaction of any claim or demand that may arise out of any dealings with the Master Trust or any series. In addition, to the extent permitted by law, the Trustees shall have no personal liability to any such person.

                  PURCHASE, REDEMPTION AND PRICING OF SHARES

      Purchase and Redemption of Shares. The Fund offers its shares directly to the public without any sales charge, as described in the Prospectus. The shares also may be purchased through broker-dealers and "fund supermarkets," which may charge a fee for this service. The Fund may from time to time issue its shares in exchange for securities held in the portfolio of another investment company, trust, or securities owner. Such a transaction would generally involve the issuance of Fund shares at net asset value, based upon the value of the securities acquired. The minimum initial investment for Investor Shares is $1,000; the minimum investment for subsequent purchases is $50. For Institutional Shares, the minimum initial investment is $250,000; there is no minimum for subsequent investments. For investors purchasing Institutional Shares through registered investment advisers, institutions such as trusts or foundations, or other qualified investors purchasing through an omnibus account, shareholder purchases may be aggregated to meet the minimum. The minimum for Institutional Shares does not apply to accounts of the Adviser, its affiliates and related persons, or any of their employees.

      If the value of your Institutional Share account is below $150,000 following any redemption or transfer by you, you will have a 30-day period in which to invest an amount sufficient to restore the account value to at least $250,000. If not, the entire account will thereupon be converted to Investor Shares. You should consult your tax adviser as to the consequences of such a conversion in your case. If following a transfer of Institutional Shares, the recipient's account value is less than $150,000, the recipient's account will be converted to Investor Shares.

      A broker-dealer or other intermediary may be a designated agent of the Fund. If so, orders that it accepts for the purchase of shares at any time until the daily computation of the Fund's net asset value per share would receive that price. The agent will segregate orders received on a business day after the daily computation time and transmit those to the Fund separately for execution at the net asset value next computed after that business day. A purchase made through an intermediary that is not a designated agent of the Fund is made at the net asset value next determined after the order is actually received by the Fund.


      Share redemptions may be made directly from the Fund or through an intermediary, which may charge a fee for the service. In addition, as described in the Fund's prospectus dated February 28, 2003, the Fund permits shareholders to redeem by telephone for the sole purpose of using the redemption proceeds to purchase shares of Century Shares Trust. Shares may be redeemed at any time at net asset value, subject to a redemption fee upon redemption of shares held less than six months, at the rate of 1.00% of the redemption proceeds for both classes, as described in more detail in the Prospectus under Shareholder Information - Pricing of Fund Shares. The Fund may redeem shares in any account valued at less than $500 after any redemption by the shareholder to minimize the disproportionately high administrative costs associated with small account balances. The Fund has the right to suspend redemptions when the New York Stock Exchange is closed (other than on weekends or holidays) or trading on the New York Stock Exchange is restricted during any period permitted by order of the Securities and Exchange Commission for the protection of investors.


      The Fund is permitted to deliver assets in kind (in whole or in part) in lieu of cash for large redemptions pursuant to Rule 18f-1 under the Investment Company Act of 1940. The Trustees are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the liquidating value of the Fund during any 90-day period for any one shareholder, but may make redemptions in kind above that limitation. Shareholders receiving redemptions in kind may incur brokerage costs in converting securities received in cash.

      Offering Price. The offering price of the Fund's shares is the net asset value per share. Net asset value of the Fund is determined by the Fund's custodian as described in the Prospectus. Equity securities traded on a national securities exchange or Nasdaq are valued at the last sale price on the national securities exchange on which such securities are primarily traded or Nasdaq, as the case may be. Securities for which there were no transactions on a given day or securities not listed on an exchange or Nasdaq are valued at the most recent bid prices. Other exchange-traded securities (generally foreign securities) will generally be valued based on market quotations. Securities quoted in foreign currency, if any, are valued in U.S. dollars at the foreign currency exchange rate prevailing at the time the net asset value per share is determined.

      Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Other debt securities are valued by a pricing service that utilized electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such techniques are believed to more accurately reflect the fair market value for such securities. Otherwise, sale or bid prices are used. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees.

                              TAXATION OF THE FUND

      Each series of the Master Trust is treated as a separate entity for federal income tax purposes and is not combined with the other series of the Master Trust. For calendar year 2002, the Fund qualified as a "regulated investment company" under the Internal Revenue Code and intends to be so qualified throughout 2003. This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, the Fund must comply with certain requirements. If the Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.


                                 UNDERWRITERS

      Under a distribution and sub-administration agreement with the Master Trust (the "Distribution Agreement"), FFS acts as the agent of the Fund in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund, but has no obligation to sell any specific quantity of Fund shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund. FFS is not entitled to receive any compensation for distributing the Fund's shares. However, the Adviser pays FFS a fee for certain administrative services provided to the Funds and, to the extent such services relate to distribution and/or servicing of the Investor Shares, the Fund, in its discretion, may pay a portion of those fees from time to time pursuant to the Distribution and Service Plan described under the heading Investment Advisory and Other Services -- Distribution and Service Plan in this statement of additional information.

                         CALCULATION OF PERFORMANCE DATA

      Presentation of Data. The Fund may from time to time present its investment performance in advertisements, shareholder reports or other communications. In those communications, the Fund may compare its performance to
(a) indexes of groups of unmanaged stocks, such as the Russell 2000 Index or the Nasdaq stock indexes, (b) indexes of mutual funds prepared by independent organizations such as Lipper Analytical Services, Inc. and Morningstar, and (c) the Consumer Price Index demonstrating changes in the average cost of living. The investment performance of the Fund or such indexes may be calculated, ranked, rated or otherwise described by independent publications or analysts such as Barron's, Business Week, Forbes, Fortune, Investor's Business Daily, Lipper Analytical Services, Inc., Money Magazine, Morningstar, Mutual Fund Forecaster, No Load Fund X, The Value Line Mutual Fund Survey, The Wall Street Journal, Wiesenberger Investment Companies Service, Consumers Digest, Consumer Reports, Financial World, Kiplinger's Personal Finance Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, and Worth, and such information may also be presented, as well as performance listings or rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Ibbotson Associates, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper, Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc. The performance of each class of shares will be shown separately because the performance of each class of shares will usually vary as a result of the different kinds and amounts of expenses each class bears.

      In such communications from time to time the Fund may also present historical information depicting the value of a hypothetical account of the Fund since inception; it may reproduce material from previous Fund prospectuses, reports, or other documents for illustrative or comparative purposes; and it may provide general current or historical information about economic, political, or business conditions affecting the industry sectors in which it invests. Such information may be presented in various forms, including through quotations from publications such as those listed above or quotations from interviews given by one or more portfolio managers or other employees of the Adviser to print media, such as The Wall Street Journal or Business Week, or any electronic news media.

      In presenting investment results, the Fund may also include references to certain financial planning concepts, including (a) an investor's need to evaluate his financial assets and obligations to determine how much to invest;
(b) his need to analyze the objectives of various investments to determine where to invest; and (c) his need to analyze his time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets.


      Average Annual Total Return. An investment in shares of each of the Institutional Class and the Investor Class of the Fund with all dividends reinvested would have provided the average annual compounded rates of return, including after-tax returns, listed below for each of the 1-year and life of Fund periods (12/9/99 commencement date for Institutional Class; 2/24/00 commencement date for Investor Class) ended October 31, 2002:

                          Average Annual Total Returns
                          ----------------------------
                                                                       Life
                                                           1 Year     of Fund
                                                           ------     -------
Century Small Cap Select Fund - Institutional Class:
     Return Before Taxes                                    5.87%     17.60%
     Return After Taxes on Distributions                    5.70%     17.30%
     Return After Taxes on Distributions
     and Sale of Fund Shares                                3.77%     14.46%

Century Small Cap Select Fund - Investor Class:
     Return Before Taxes                                    5.34%     17.95%
     Return After Taxes on Distributions                    5.30%     17.83%
     Return After Taxes on Distributions
     and Sale of Fund Shares                                3.32%     14.73%

      The "average annual total return" of each class, both before and after taxes, are computed as follows. A hypothetical investment of $1,000 ("Invested Amount") is assumed to have been made in each class of shares at the beginning of the investment period, resulting in the purchase of a certain number of shares of that class at the effective net asset value. All income dividend and capital gain distributions made by the Fund over such period are assumed to have been reinvested in additional shares of that class at the then effective net asset value, thereby increasing share holdings; in the case of after-tax returns, these distributions also are assumed to have been reinvested after taxes due on such distributions. At the end of the investment period, the number of shares of that class then assumed held is multiplied by the ending net asset value of that class, resulting in the amount which the assumed investment would have been worth on redemption at that time ("Redeemed Amount"); in the case of Return After Taxes on Distributions, there are assumed to be no tax consequences on redemption; in the case of Return After Taxes on Distributions and Sale of Fund Shares, however, the Redeemed Amount reflects, as applicable, the subtraction of capital gains taxes resulting from the redemption or the addition of tax benefits from capital losses resulting from the redemption. The Redeemed Amount is then compared to the Invested Amount, and the average annual compounded rate of return for that class is derived for the period by application of a standard compound interest rate calculation.

In addition, for after-tax returns, the highest individual marginal federal income tax rates in effect on the date of reinvestment of the dividend is applied to each component of the distribution (e.g., ordinary income, short-term capital gain or long-term capital gain). No taxes are due on the portions of the distributions that are classified as exempt interest or that are non-taxable, such as returns of capital. The highest federal individual capital gains rate for each type of gain (e.g., short-term or long-term) in effect on the date of the redemption is used to determine the net taxes due on the redemption. The applicable tax rates used for determining taxes on distributions and redemptions may vary over the measurement periods. State and local taxes are not considered in these calculations. The after-tax calculations also disregard the effect of phase outs of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax. Actual after-tax performance will differ depending on a shareholder's individual circumstances.

The Return Before Taxes figures provided above are computed by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to the formula P(1 + T)\n/ = ERV, where:

      P   = a hypothetical initial payment of $1,000,

      T   = average annual total return,

      n   = number of years, and

      ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

The Return After Taxes on Distributions figures provided above are computed similarly, except that ERV is replaced by the term ATV\D/, which is the ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods (or fractional portion thereof), after taxes on Fund distributions but not after taxes on redemption.

The Return After Taxes on Distributions and Sale of Fund Shares figures provided above also are computed similarly, except that ERV is replaced by the term ATV\DR/, which is ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods (or fractional portion thereof), after taxes on Fund distributions and redemption.


                              FINANCIAL STATEMENTS

The Fund's financial statements appearing in the Fund's annual report for its fiscal year ended October 31, 2002 and the report thereon of Deloitte & Touche LLP, independent accountants, also appearing therein, are incorporated by reference into this Statement of Additional Information. You may obtain copies of the annual report without charge upon request to the Fund.

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

     (a) Agreement and Declaration of Trust of Century Capital Management Trust (the "Master Trust") dated August 27, 1999. Filed as Exhibit 23(a) to the initial registration statement of the Master Trust (registration no. 333-86067) filed August 27, 1999 and incorporated herein by reference.

     (b) By-Laws of the Master Trust dated August 27, 1999. Filed as Exhibit 23(b) to the initial registration statement of the Master Trust (registration no. 333-86067) filed August 27, 1999 and incorporated herein by reference.

     (c)  Not applicable.

     (d) (1) Investment Advisory and Management Services Agreement dated December 13, 1999 between Century Small Cap Select Fund (the "Fund") and Century Capital Management, Inc. ("CCM"). Filed as
               Exhibit 23(d) to pre-effective amendment no. 2 to the registration statement of the Master Trust (registration no. 333-86067) filed December 16,1999 and incorporated herein by reference.

          (2) Investment Advisory Agreement effective as of June 29, 2001 between Century Shares Trust (the "Trust") and CCM. Filed as
               Exhibit 99.(d)(2) to post-effective amendment no. 5 to the registration statement of the Master Trust (registration no. 333-86067) filed July 31, 2001 and incorporated herein by reference.

     (e) Distribution and Subadministration Agreement dated as of October 1, 2000, by and among the Master Trust, CCM, and Forum Fund Services, LLC ("FFS"). Filed as Exhibit 23(e) to post-effective amendment no. 1 to the registration statement of the Master Trust (registration no. 333-86067) filed October 17, 2000 and incorporated herein by reference.

     (f)  Not applicable.

     (g) Custodian Contract dated December 9, 1999 between the Master Trust and State Street Bank and Trust Company. Filed as Exhibit 23(g) to pre-effective amendment no. 2 to the registration statement of the Master Trust (registration no. 333-86067) filed December 16, 1999 and incorporated herein by reference.


     (h) (1) Transfer Agency and Service Agreement dated as of September 27, 2002 between the Master Trust and Forum Shareholder Services, LLC. Filed herewith.

          (2) Extension of Fee Waiver and Expense Limitation Letter from CCM to the Fund. Filed herewith.

          (3) Agreement and Plan of Reorganization dated as of June 29, 2001 between the Trust and the Master Trust. Filed as Exhibit 99.(h)(3) to post-effective amendment no. 5 to the registration statement of the Master Trust (registration no. 333-86067) filed July 31, 2001 and incorporated herein by reference.

          (4) Administration Agreement dated as of June 29, 2001 between the Trust and CCM. Filed as Exhibit 99.(h)(4) to post-effective amendment no. 5 to the registration statement of the Master Trust (registration no. 333-86067) filed July 31, 2001 and incorporated herein by reference.


     (i) (1) Opinion of counsel as to legality of shares of the Fund being registered. Filed as Exhibit 23(i) to pre-effective amendment no. 2 to the registration statement of the Master Trust (registration no. 333-86067) filed December 16, 1999 and incorporated herein by reference.

          (2) Opinion of counsel as to legality of shares of the Trust being registered. Filed as Exhibit 23(i)(2) to post-effective amendment no. 7 to the registration statement of the Master Trust (registration no. 333-86067) filed April 30, 2002 and incorporated herein by reference.


     (j)  (1)  Consent of Deloitte & Touche LLP. Filed herewith.

          (2) Powers of attorney executed by the several Trustees of the Master Trust. Filed herewith.

     (k)  Not applicable.

     (l) Investment Letter from CCM to the Fund. Filed as Exhibit 23(l) to pre-effective amendment no. 2 to the registration statement of the Master Trust (registration no. 333-86067) filed December 16, 1999 and incorporated herein by reference.

     (m) Distribution and service plan for the Fund dated December 13, 1999 adopted pursuant to Rule 12b-1. Filed as Exhibit 23(m) to pre-effective amendment no. 2 to the registration statement of the Master Trust (registration no. 333-86067) filed December 16, 1999 and incorporated herein by reference.

     (n) Multiple class plan for the Master Trust dated December 13, 1999 adopted pursuant to Rule 18f-3. Filed as Exhibit 23(o) to pre-effective amendment no. 2 to the registration statement of the Master Trust (registration no. 333-86067) filed December 16, 1999 and incorporated herein by reference.

     (p) (1) Code of Ethics of the Master Trust. Filed as Exhibit 23(p)(i) to post-effective amendment no. 1 to the registration statement of the Master Trust (registration no. 333-86067) filed October 17, 2000 and incorporated herein by reference.

          (2) Code of Ethics of CCM (as amended May 1, 2001). Filed as Exhibit 99.(p)(2) to post-effective amendment no. 5 to the registration statement of the Master Trust (registration no. 333-86067) filed July 31, 2001 and incorporated herein by reference.

          (3) The Master Trust is not required to file the Code of Ethics for FFS pursuant to the exception provided by Rule 17j-1(c)(3) under the Investment Company Act of 1940.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

There are no subsidiaries of, or other persons controlled by, the Master Trust. The following persons may be deemed to be under common control with the Master Trust as a result of direct or indirect control by shareholders of CCM. CCM is the investment adviser to the Master Trust.

                                      State of
Person                              Organization   Basis of Control
------                              ------------   ----------------

Century Capital Management, Inc.        MA         Ownership of more than 25%
                                                   of voting stock by Allan W.
                                                   Fulkerson, a Trustee of the
                                                   Master Trust.

CCP Capital, Inc.                       MA         Ownership of more than 25%
                                                   of voting stock by Allan W.
                                                   Fulkerson, a Trustee of the
                                                   Master Trust.

CCP Capital II, LLC                     DE         Ownership of more than 25%
                                                   of managing member interests
                                                   by Allan W. Fulkerson and
                                                   affiliates.

Massachusetts Fiduciary                 MA         Ownership of more than 25%
  Advisors, Inc.                                   of voting stock by Allan W.
                                                   Fulkerson.

Century Capital Partners, L.P.          DE         CCP Capital, Inc. is the
                                                   general partner of, and
                                                   Century Capital Management,
                                                   Inc. is the investment
                                                   adviser to, Century Capital
                                                   Partners, L.P.

Century Capital Partners II, L.P.       DE         CCP Capital II, LLC is the
                                                   general partner of, and
                                                   Century Capital Management,
                                                   Inc. is the investment
                                                   adviser to, Century Capital
                                                   Partners II, L.P.

Century Merchant Bankers LLC            MD         Century Capital Management,
                                                   Inc. is the sole member.

Century Capital Partners III, L.P.      DE         CCP Capital III, L.P. is the
                                                   general partner of, and
                                                   Century Capital Management
                                                   Inc. is the investment
                                                   adviser to, Century Capital
                                                   Partners III, L.P.

CCP Capital III, Inc.                   DE         Ownership of more than 25% of
                                                   voting stock by Allan W.
                                                   Fulkerson, a Trustee of the
                                                   Master Trust.

ITEM 25.   INDEMNIFICATION.

Reference is made to the provisions of Article VII of the Master Trust's Agreement and Declaration of Trust filed as Exhibit 23(a) to this registration statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Master Trust pursuant to the foregoing provisions, or otherwise, the Master Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Master Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Master Trust in the successful defense of any action, suit or proceeding), is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Master Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Under the Fund's Distribution Agreement, except for material breaches of the agreement or applicable law, FFS is not liable for any error of judgment or mistake of law or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. In addition, FFS and certain related parties (such as FFS's officers and persons that control FFS) would be entitled to be indemnified by the Fund or the Trust, as the case may be, against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Master Trust's registration statement or the respective prospectuses of the Fund and the Trust or any alleged omission of a material fact required to be stated therein to make statements contained therein not misleading. Neither the Fund nor the Trust, however, will indemnify FFS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FFS in connection with the preparation of the registration statement or respective prospectus. The foregoing description is qualified by reference to Section 9 of the Distribution Agreement, which is filed as an exhibit to the Master Trust's registration statement.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


Century Capital Management, Inc., in addition to being the investment adviser to the Fund and the Trust, is the investment adviser to three investment limited partnerships.


The directors and officers of CCM have been associated during the last two fiscal years with the entities and in the capacities listed opposite each such director's or officer's name in the following table.

NAME\                                  OTHER
CURRENT POSITION(S) WITH ADVISER       ASSOCIATED COMPANY           ADDRESS                   POSITION
--------------------------------       ------------------           -------                   --------
Allan W. Fulkerson                     Century Capital             One Liberty Square         President, Director
President, Director                    Management, Inc.            Boston, MA

                                       Massachusetts Fiduciary     One Liberty Square         President, Director
                                       Advisors, Inc.              Boston, MA

                                       Century Capital Management  One Liberty Square         Chairman, Trustee
                                       Trust                       Boston, MA

                                       CCP Capital, Inc.           One Liberty Square         President, Director
                                                                   Boston, MA

                                       CCP Capital II, LLC         One Liberty Square         Managing Member
                                                                   Boston, MA

                                       CCP Capital III, Inc.       One Liberty Square         President, Managing Director
                                                                   Boston, MA

                                       HCC Insurance Holdings,     13403 N.W. Freeway         Director
                                       Inc.                        Houston, TX

                                       Mutual Risk Management      69 Front Street            Director
                                       Ltd                         Hamilton, Bermuda

                                       Wellington Underwriting     88 Leadenhall Street       Director
                                       plc                         London

                                       The Galtney Group, Inc.     820 Gessner                Director
                                                                   Houston, TX

                                       International Financial     800 Fifth Avenue           Director
                                       Group, Inc.                 New York, NY

                                       CFI Fiduciary Services,      Bartolome Mitre 363        Director
                                       S.A.                         Buenos Aires
                                       (Lua Seguros La Portena SA) Argentina

                                       Asset Allocation &          30 North LaSalle St.       Director
                                       Management Company, LLC     Chicago, IL

                                       CenCo LLC                   One Liberty Square         President, Director
                                                                   Boston, MA

                                       Montpelier Re Holdings,     30 Woodbourne Avenue       Director
                                       Inc.                        Pembroke, Bermuda

                                       AAM Palm Beach Capital      218 Royal Palm Way         Director
                                       Group, Inc.                 Palm Beach, Florida

Steven Alfano                          Century Capital             One Liberty Square         Managing Director
Managing Director                      Management, Inc.            Boston, MA                 Treasurer & Clerk


                                       Century Capital             One Liberty Square         Secretary, Principal
                                       Management Trust            Boston, MA                 Accounting Officer


                                       CCP Capital II, LLC         One Liberty Square         Managing Member
                                                                   Boston, MA

                                       CCP Capital III, Inc.       One Liberty Square         Secretary, Treasurer
                                                                   Boston, MA

                                       Massachusetts Fiduciary     One Liberty Square         Vice President
                                       Advisors, Inc.              Boston, MA

Frank R. Bazos                         Century Capital             One Liberty Square         Managing Director
Managing Director                      Management, Inc.            Boston, MA

                                       CCP Capital II, LLC         One Liberty Square         Managing Member
                                                                   Boston, MA


                                       CCP Capital III, Inc.       One Liberty Square         Managing Director
                                                                   Boston, MA


Patrick J. Carolan                     Century Capital             One Liberty Square         Managing Director
Managing Director                      Management, Inc.            Boston, MA

                                       Kinder, Lyndenberg,         530 Atlantic Ave.          Director
                                       Domini  & Co.               Boston, MA 02110

                                       Fidelity Investments        82 Devonshire St.          Vice President
                                                                   Boston, MA



Craig Eisenacher                       Century Capital             One Liberty Square         Managing Director
Managing Director                      Management, Inc.            Boston, MA

                                       CCP Capital II, LLC         One Liberty Square         Managing Member
                                                                   Boston, MA

                                       General Reinsurance         Financial Centre           Vice President
                                       Corporation.                Stamford, CT

                                       LUA Seguros La Portena,     Bartolome Mitre 363 SP     Director
                                       SA                          Buenos Aires, Argentina

                                       Metaserver, Inc.            One Century Tower          Director
                                                                   265 Church Street
                                                                   New Haven, CT

                                       ONLINE! Financial           1000 Polan's Parkway       Director
                                       Solutions, Inc.             Columbus, OH

                                       ProvinciaART                Buenos Aires               Director
                                                                   Argentina

                                       CCP Capital III, Inc.       One Liberty Square         Managing Director
                                                                   Boston, MA

Richard J. Freeman                     Century Capital             One Liberty Square         Managing Director
Managing Director                      Management, Inc.            Boston, MA

                                       CCP Capital, Inc.           One Liberty Square         Vice President
                                                                   Boston, MA

                                       CCP Capital II, LLC         One Liberty Square         Managing Member
                                                                   Boston, MA

                                       CCP Capital III, Inc.       One Liberty Square         Managing Director
                                                                   Boston, MA



                                       RewardsPlus of America      100 S. Charles Street      Director
                                       Corp.                       Baltimore, MD

Davis R. Fulkerson                     Century Capital             One Liberty Square         Managing Director
Managing Director                      Management, Inc.            Boston, MA

                                       Century Capital Management  One Liberty Square         Trustee
                                       Trust                       Boston, MA

                                       CCP Capital II, LLC         One Liberty Square         Managing Member
                                                                   Boston, MA

                                       CCP Capital III, Inc.       One Liberty Square         Managing Director
                                                                   Boston, MA

                                       Massachusetts Fiduciary     One Liberty Square         Vice President
                                       Advisors, Inc.              Boston, MA

                                       iArchives, Inc.             1890 W. 4000 So.           Director
                                                                   Roy, Utah



                                       CEM Associates, Inc.        1805 Highpoint Drive       Director
                                                                   Naperville, IL

                                       RewardsPlus of America,     100 S. Charles Street      Director
                                       Inc.                        Baltimore, MD

                                       Adhesion Technologies       4064 Colony Road           Director
                                                                   Charlotte, NC 28211

Mark A. McLennan                       Century Capital             One Liberty Square         Managing Director
Managing Director                      Management, Inc.            Boston, MA

                                       CCP Capital II, LLC         One Liberty Square         Managing Member
                                                                   Boston, MA



                                       Business Backers Mgmt Co.   Solona Beach, CA           Director

                                       LoanCity.com                San Jose, CA               Director

                                       OneCore Financial Network,  Bedford, MA                Director
                                       Inc.

                                       CCP Capital III, Inc.       One Liberty Square         Managing Director
                                                                   Boston, MA

James B. Stradtner                     Century Capital             One Liberty Square         Managing Director
Managing Director                      Management, Inc.            Boston, MA

                                       Century Merchant            300 East Lombard Street    President
                                       Bankers LLC                 Suite 610A
                                                                   Baltimore, MD

                                       CCP Capital II, LLC         One Liberty Square         Managing Member
                                                                   Boston, MA

                                       CCP Capital III, Inc.       One Liberty Square         Managing Director
                                                                   Boston, MA

                                       Montgomery Mutual           Sandy Spring, MD           Director
                                       Insurance  Co.

                                       Legal Mutual Insurance      Baltimore, MD              Director
                                       Society of MD



                                       Cairnstone, Inc.            5201 Blue Lagoon Drive     Director
                                                                   Miami, FL

                                       CORE Insurance Holdings,    1010 Washington Blvd.      Director
                                       Inc.                        Stamford CT

Alexander L. Thorndike                 Century Capital             One Liberty Square         Managing Director
Managing Director                      Management, Inc.            Boston, MA

                                       Century Capital Management  One Liberty Square         Trustee, Chief Investment Officer
                                       Trust                       Boston, MA                 and Vice President

                                       CCP Capital II, LLC         One Liberty Square         Managing Member
                                                                   Boston, MA




ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Forum Fund Services, LLC, the Master Trust's principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:


The Cutler Trust           Monarch Funds                 Henderson Global Funds
Forum Funds                Sound Shore Fund, Inc.        ICM Series Trust


(b) The following table identifies the officers of FFS and their positions, if any, with the Master Trust. The business address of each of these individuals is Two Portland Square, Portland, Maine 04101.

Name                 Position with Underwriter      Position with Master Trust
----                 -------------------------      --------------------------

John Y. Keffer       Director                       None
David I. Goldstein   Secretary                      None
Charles F. Johnson   Treasurer                      None
Benjamin L. Niles    Vice President                 None
Dana Lukens          Assistant Secretary            None
Frederick Skillin    Assistant Treasurer            None
Nanette K. Chern     Chief Compliance Officer       None


 (c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS


All applicable accounts, books and documents required to be maintained by the Master Trust by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession and custody of the Master Trust, One Liberty Square, Boston, Massachusetts, 02109 and/or its custodian, State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, 02171, and/or its principal transfer agent and dividend paying agent, Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101, and/or its principal underwriter, Forum Fund Services, LLC, Two Portland Square, Portland, Maine 04101, and\or its limited purpose co-transfer agents, Charles Schwab Trust Company, 101 Montgomery Street, San Francisco, CA, 94104, and 320 Springside Drive, Suite 350, Akron, OH, 44333, and National Financial Services Corp., One World Financial Center, 200 Liberty Street, New York, NY 10281-5500. Forum Shareholder Services, LLC, as the Master Trust's transfer agent, maintains shareholder records. The Master Trust also maintains portfolio trading documents and certain corporate documents. The custodian maintains the general ledger, supporting accounting data and all other accounts, books and documents.


ITEM 29.  MANAGEMENT SERVICES

Not applicable.

ITEM 30.  UNDERTAKINGS

Not applicable.

                                     NOTICE

A copy of the Agreement and Declaration of Trust of Century Capital Management Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer and the trustees of the Registrant, as an officer and Trustees, respectively, and not individually, and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Century Small Cap Select Fund and Century Shares Trust series of Century Capital Management Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 28th day of February, 2003.


                              CENTURY CAPITAL MANAGEMENT TRUST


                                      By: /s/ Allan W. Fulkerson
                                          ---------------------------
                                          Allan W. Fulkerson,
                                          Chairman of the Trustees


Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                               Title                 Date


/s/ John E. Beard*                      Trustee               February 28, 2003
-----------------------------
John E. Beard

/s/ Allan W. Fulkerson*                 Chairman, Trustee     February 28, 2003
-----------------------------
Allan W. Fulkerson

/s/ Davis R. Fulkerson                  Principal             February 28, 2003
-----------------------------           Accounting Officer,
Davis R. Fulkerson                      Trustee

/s/ Ernest E. Monrad*                   Trustee               February 28, 2003
-----------------------------
Ernest E. Monrad

/s/ Michael J. Poulos*                  Trustee               February 28, 2003
-----------------------------
Michael J. Poulos

/s/ Jerry S. Rosenbloom*                Trustee               February 28, 2003
-----------------------------
Jerry S. Rosenbloom

/s/ Alexander L. Thorndike              Trustee               February 28, 2003
-----------------------------
Alexander L. Thorndike



* /s/ Alexander L. Thorndike
-----------------------------
By Alexander L. Thorndike pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX

Exhibit No.     Description


23(h)(1) Transfer Agency and Service Agreement dated as of September 27, 2002 between the Master Trust and Forum Shareholder Services, LLC.

23(h)(2) Extension of Fee Waiver and Expense Limitation Letter from CCM to the Fund.

23(j)(1)        Consent of certified public accountants.

23(j)(2)        Powers of attorney.